Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q1PH
See Notes to Statement of Investments.

Statements of Investments
(unaudited)
Templeton Emerging Markets Bond Fund 2
Templeton Global Bond Fund 12
Templeton Global Total Return Fund 24
Templeton International Bond Fund 37
Notes to Financial Statements 49

Templeton Income Trust
Statement of Investments (unaudited), March 31, 2021
Templeton Emerging Markets Bond Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.4%
Costa Rica 2.4%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 525,840 535,528
South Africa 0.0%
†
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 179,969 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 49,264 EUR 72
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 167,017 835
907
Total Corporate Bonds (Cost $825,865) ........................................
536,435
Foreign Government and Agency Securities 80.4%
Argentina 7.0%
f,g
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 13,174,221 ARS 90,504
Index Linked, 1%, 8/05/21 ........ 4,769,563 ARS 32,979
Index Linked, 1.664%, 3/18/22 ..... 108,048,551 ARS 744,569
Index Linked, 1.3%, 9/20/22 ....... 174,335 ARS 1,202
Index Linked, 1.937%, 3/25/23 ..... 69,433,502 ARS 460,572
Index Linked, 2.075%, 3/25/24 ..... 30,835,009 ARS 188,387
g
Argentina Government Bond, 16%,
10/17/23 ..................... 9,877,000 ARS 39,186
1,557,399
Chile 9.4%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,612,224
2.5%, 3/01/25 ................. 335,000,000 CLP 481,870
2,094,094
China 4.0%
China Government Bond, 2.64%,
8/13/22 ...................... 5,900,000 CNY 898,971
Colombia 8.8%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 58,000,000 COP 15,908
Senior Bond, 9.85%, 6/28/27 ...... 13,000,000 COP 4,405
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 178,900,000 COP 51,228
B, 10%, 7/24/24 ................ 3,202,000,000 COP 1,022,958

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 7.5%, 8/26/26 ............... 1,199,800,000 COP $ 354,389
B, 6%, 4/28/28 ................. 428,400,000 COP 114,484
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 364,403
B, 7%, 6/30/32 ................. 107,000,000 COP 28,487
1,956,262
Ecuador 3.1%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 61,000 35,838
Senior Bond, 144A, 0.5%, 7/31/35 .. 979,500 445,682
Senior Bond, 144A, 0.5%, 7/31/40 .. 468,000 202,415
683,935
Egypt 1.9%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 420,000 435,342
Ethiopia 1.7%
e
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 400,000 369,816
Ghana 4.4%
Ghana Government Bond ,
16.25%, 5/17/21 ................ 1,140,000 GHS 197,571
24.5%, 6/21/21 ................ 730,000 GHS 128,528
24.75%, 7/19/21 ................ 540,000 GHS 95,711
19.5%, 10/18/21 ................ 885,000 GHS 156,215
18.75%, 1/24/22 ................ 320,000 GHS 56,641
18.25%, 7/25/22 ................ 50,000 GHS 8,870
17.6%, 11/28/22 ................ 150,000 GHS 26,406
16.5%, 2/06/23 ................ 340,000 GHS 58,808
Senior Note, 17.6%, 2/20/23 ...... 1,010,000 GHS 177,601
19.25%, 11/27/23 ............... 50,000 GHS 9,007
19.75%, 3/25/24 ................ 270,000 GHS 49,150
Senior Note, 18.3%, 3/02/26 ...... 100,000 GHS 17,207
981,715
India 7.0%
India Government Bond ,
7.26%, 1/14/29 ................ 74,400,000 INR 1,071,524
Senior Note, 5.77%, 8/03/30 ...... 37,000,000 INR 488,102
1,559,626
Indonesia 12.0%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 16,436,000,000 IDR 1,172,246
FR63, 5.625%, 5/15/23 .......... 308,000,000 IDR 21,530
FR70, 8.375%, 3/15/24 .......... 174,000,000 IDR 12,915
FR81, 6.5%, 6/15/25 ............ 13,129,000,000 IDR 926,957
FR86, 5.5%, 4/15/26 ............ 8,020,000,000 IDR 542,765
2,676,413

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 3.1%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 6.75%, 3/09/23 .... 2,484,000 MXN $ 125,621
M, Senior Bond, 8%, 12/07/23 ..... 1,594,000 MXN 83,201
M 20, 10%, 12/05/24 ............ 8,780,000 MXN 491,154
699,976
Peru 2.4%
Peru Bonos de la Tesoreria , 5.2%,
9/12/23 ...................... 1,800,000 PEN 529,803
Senegal 1.0%
e
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 200,000 215,975
South Korea 4.5%
Korea Treasury Bond ,
1.875%, 6/10/26 ................ 96,500,000 KRW 86,317
1.375%, 12/10/29 ............... 1,070,500,000 KRW 905,981
992,298
Sri Lanka 3.9%
e
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 200,000 126,652
Senior Bond, 144A, 6.2%, 5/11/27 .. 800,000 493,672
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 123,388
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 123,614
867,326
Thailand 4.4%
Bank of Thailand ,
1.84%, 5/27/21 ................ 1,950,000 THB 62,581
1.43%, 8/26/21 ................ 810,000 THB 26,044
Senior Note, 1.32%, 11/25/21 ...... 2,660,000 THB 85,678
0.9%, 2/24/22 ................. 23,118,000 THB 743,480
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 1,760,000 THB 57,688
975,471
Turkey 1.8%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 1,770,000 TRY 201,914
12.2%, 1/18/23 ................ 120,000 TRY 13,253
7.1%, 3/08/23 ................. 510,000 TRY 50,829
16.2%, 6/14/23 ................ 630,000 TRY 73,393
8.8%, 9/27/23 ................. 330,000 TRY 32,530
10.4%, 3/20/24 ................ 30,000 TRY 2,986
12.6%, 10/01/25 ................ 300,000 TRY 30,008
404,913
Total Foreign Government and Agency Securities (Cost $18,497,915) ..............
17,899,335
Total Long Term Investments (Cost $19,338,778) ................................
18,435,770

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 172,000 AUD $ 1,702
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 129,000 3,568
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 22.06 MXN, Expires
9/27/21 ...................... 1 690,000 16,067
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 137,000 1,964
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 348,000 12,587
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 348,000 12,587
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 245,000 13,213
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 131,000 7,065
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 131,000 7,065
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 457,000 1,349
77,167
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 336,000 AUD 3
Foreign Exchange USD/MXN,
Counterparty MSCO, July Strike Price
19.30 MXN, Expires 7/13/21 ....... 1 390,000 2,789
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 48,000 421
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 66,000 1,806
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 122,000 3,337
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 66,000 1,806

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
20.26 MXN, Expires 4/28/21 ....... 1 446,000 $ 4,994
15,156
Total Options Purchased (Cost $123,177) ......................................
92,323
Short Term Investments 16.1%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 3.2%
Argentina 0.7%
f,g,h
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 14,583,250 ARS 100,238
Index Linked, 9/13/21 ............ 7,917,768 ARS 54,873
155,111
Egypt 2.5%
h
Egypt Treasury Bills ,
6/22/21 ...................... 1,850,000 EGP 114,785
7/13/21 ...................... 1,300,000 EGP 80,057
8/10/21 ...................... 500,000 EGP 30,483
9/07/21 ...................... 1,000,000 EGP 60,355
12/07/21 ..................... 300,000 EGP 17,555
12/21/21 ..................... 3,200,000 EGP 186,379
2/15/22 ...................... 800,000 EGP 45,767
3/01/22 ...................... 400,000 EGP 22,767
558,148
Total Foreign Government and Agency Securities (Cost $716,208) ................
713,259
Industry Shares
Money Market Funds 12.9%
United States 12.9%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 2,880,509 2,880,509
Total Money Market Funds (Cost $2,880,509) ...................................
2,880,509
a a a a a
Total Short Term Investments (Cost $3,596,717 ) .................................
3,593,768
a a a
a
Total Investments (Cost $23,058,672) 99.3% ....................................
$22,121,861
Options Written (0.3)% .......................................................
(86,218)
Other Assets, less Liabilities 1.0% .............................................
221,907
Net Assets 100.0% ...........................................................
$22,257,550
a a a
a

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 115,000 AUD $ (4,193)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 287,000 AUD (959)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
21.90 MXN, Expires 4/30/21 ....... 1 55,000 (154)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 104,000 (6,901)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 104,000 (6,901)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 23.60 MXN, Expires
9/27/21 ...................... 1 470,000 (5,482)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 78,000 (636)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 34,000 (148)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 152,000 (702)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 66,000 (1,197)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 66,000 (1,197)
(28,470)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
19.59 MXN, Expires 4/28/21 ....... 1 446,000 (1,033)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 104,000 (2,921)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 104,000 (2,921)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.01 MXN, Expires
9/27/21 ...................... 1 650,000 (14,296)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 39,000 $ (982)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 245,000 (17,201)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 131,000 (9,197)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 131,000 (9,197)
(57,748)
Total Options Written (Premiums received $89,904) .............................
$ (86,218)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $4,185,525, representing 18.8% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 7 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 2,951,312 525,582 4/05/21 $ — $ (1,277)
Brazilian Real ...... CITI Sell 2,951,312 533,402 4/05/21 9,097 —
Brazilian Real ...... HSBK Buy 1,094,291 203,416 4/05/21 — (9,013)
Brazilian Real ...... HSBK Sell 1,094,291 205,185 4/05/21 10,782 —
Japanese Yen ...... JPHQ Buy 97,145,216 947,304 4/07/21 — (69,932)
Japanese Yen ...... JPHQ Sell 97,145,216 895,520 4/07/21 18,147 —
Thai Baht ......... DBAB Buy 7,800,000 260,382 4/09/21 — (10,667)
Thai Baht ......... DBAB Sell 7,800,000 237,132 4/09/21 — (12,582)
Thai Baht ......... DBAB Buy 7,370,000 246,027 4/12/21 — (10,111)
Thai Baht ......... DBAB Sell 7,370,000 224,251 4/12/21 — (11,666)
Australian Dollar .... BNDP Sell 492,000 37,241,448 JPY 4/13/21 — (37,341)
Australian Dollar .... HSBK Sell 72,500 5,488,793 JPY 4/13/21 — (5,494)
Australian Dollar .... JPHQ Sell 184,170 13,983,080 JPY 4/13/21 — (13,594)
Japanese Yen ...... BNDP Sell 39,183,962 492,000 AUD 4/13/21 19,797 —
Japanese Yen ...... HSBK Sell 5,752,498 72,500 AUD 4/13/21 3,112 —
Japanese Yen ...... JPHQ Buy 6,905,432 67,337 4/13/21 — (4,966)
Japanese Yen ...... JPHQ Sell 6,905,432 63,660 4/13/21 1,290 —
Japanese Yen ...... JPHQ Sell 14,684,348 184,170 AUD 4/13/21 7,260 —
Chinese Yuan ...... HSBK Buy 1,746,240 268,760 4/14/21 — (2,972)
Indian Rupee ...... HSBK Buy 9,986,332 135,702 4/16/21 539 —
Japanese Yen ...... HSBK Buy 50,614,050 481,548 4/20/21 — (24,369)
Japanese Yen ...... HSBK Sell 50,614,050 465,875 4/20/21 8,696 —
Japanese Yen ...... JPHQ Buy 9,929,110 94,550 4/20/21 — (4,864)
Japanese Yen ...... JPHQ Sell 9,929,110 91,432 4/20/21 1,746 —
Australian Dollar .... MSCO Buy 31,000 21,919 4/21/21 1,628 —
Australian Dollar .... MSCO Sell 31,000 22,033 4/21/21 — (1,514)
Japanese Yen ...... JPHQ Buy 16,809,900 161,120 4/23/21 — (9,278)
Japanese Yen ...... JPHQ Sell 16,809,900 154,982 4/23/21 3,140 —
Australian Dollar .... HSBK Buy 228,000 161,036 4/27/21 12,154 —
Australian Dollar .... HSBK Sell 228,000 162,234 4/27/21 — (10,956)
Australian Dollar .... SCNY Sell 1,522,000 111,773,549 JPY 4/30/21 — (146,425)
Japanese Yen ...... SCNY Sell 121,205,535 1,522,000 AUD 4/30/21 61,221 —
Indian Rupee ...... JPHQ Buy 10,911,100 147,617 5/04/21 740 —
Australian Dollar .... CITI Sell 35,000 2,613,275 JPY 5/06/21 — (2,979)
Japanese Yen ...... CITI Sell 2,772,820 35,000 AUD 5/06/21 1,537 —
Japanese Yen ...... MSCO Buy 30,000,000 287,956 5/06/21 — (16,937)
Japanese Yen ...... MSCO Sell 30,000,000 275,462 5/06/21 4,442 —
Indian Rupee ...... CITI Buy 7,952,700 107,404 5/10/21 622 —
Indian Rupee ...... HSBK Buy 12,826,900 173,536 5/10/21 698 —
Mexican Peso ...... CITI Buy 9,948,000 480,835 5/13/21 3,811 —
Mexican Peso ...... CITI Sell 9,948,000 494,207 5/13/21 9,561 —
Australian Dollar .... MSCO Sell 298,000 231,439 5/14/21 5,063 —
Indian Rupee ...... HSBK Buy 9,986,332 135,179 5/17/21 318 —
South Korean Won .. DBAB Buy 337,450,000 311,977 5/18/21 — (12,743)
South Korean Won .. DBAB Sell 337,450,000 304,173 5/18/21 4,939 —
South Korean Won .. SCNY Buy 1,033,600,000 948,605 5/18/21 — (32,059)
South Korean Won .. SCNY Sell 1,033,600,000 932,515 5/18/21 15,970 —
Chinese Yuan ...... JPHQ Buy 1,213,270 187,643 5/20/21 — (3,482)
Mexican Peso ...... CITI Buy 2,849,400 137,146 5/20/21 1,557 —
Mexican Peso ...... CITI Sell 2,849,400 141,467 5/20/21 2,764 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... JPHQ Buy 18,359,100 175,996 6/04/21 $ — $ (10,102)
Japanese Yen ...... JPHQ Sell 18,359,100 168,835 6/04/21 2,942 —
Chilean Peso ...... BAST Buy 41,338,222 55,757 6/07/21 1,647 —
Chilean Peso ...... BAST Sell 41,338,222 53,819 6/07/21 — (3,585)
Russian Ruble ..... JPHQ Buy 3,028,400 40,229 6/07/21 — (463)
Russian Ruble ..... MSCO Buy 41,698,100 552,132 6/07/21 — (4,596)
Chilean Peso ...... BAST Buy 41,348,595 55,610 6/08/21 1,809 —
Chilean Peso ...... BAST Sell 41,348,595 53,415 6/08/21 — (4,004)
Indian Rupee ...... CITI Buy 8,065,300 107,258 6/08/21 1,799 —
Japanese Yen ...... HSBK Buy 30,849,590 297,176 6/08/21 — (18,407)
Japanese Yen ...... HSBK Sell 30,849,590 283,703 6/08/21 4,933 —
Japanese Yen ...... JPHQ Buy 55,961,050 538,942 6/08/21 — (33,255)
Japanese Yen ...... JPHQ Sell 55,961,050 514,624 6/08/21 8,936 —
Indian Rupee ...... CITI Buy 4,749,400 63,123 6/09/21 1,088 —
Russian Ruble ..... JPHQ Buy 5,600,900 75,119 6/09/21 — (1,594)
Chinese Yuan ...... BOFA Buy 1,637,910 249,220 6/11/21 — (1,022)
Chinese Yuan ...... CITI Buy 981,720 149,532 6/11/21 — (769)
Chinese Yuan ...... JPHQ Buy 971,650 148,036 6/11/21 — (799)
Indian Rupee ...... HSBK Buy 12,862,690 173,675 6/11/21 181 —
Chinese Yuan ...... BOFA Buy 1,963,760 299,063 6/15/21 — (1,579)
Chinese Yuan ...... CITI Buy 1,550,150 236,149 6/15/21 — (1,321)
Chinese Yuan ...... JPHQ Buy 2,430,050 370,458 6/15/21 — (2,337)
Indian Rupee ...... CITI Buy 8,034,756 108,241 6/15/21 300 —
Russian Ruble ..... DBAB Buy 8,000,300 107,319 6/15/21 — (2,381)
Chinese Yuan ...... HSBK Buy 1,757,680 267,926 6/16/21 — (1,680)
Columbian Peso .... GSCO Buy 370,000,000 100,538 6/16/21 334 —
Indian Rupee ...... CITI Buy 5,413,527 72,154 6/16/21 967 —
Indian Rupee ...... HSBK Buy 7,037,585 93,822 6/16/21 1,236 —
Mexican Peso ...... MSCO Buy 4,553,100 218,875 6/16/21 2,090 —
Mexican Peso ...... MSCO Sell 4,553,100 210,217 6/16/21 — (10,747)
Japanese Yen ...... BNDP Buy 19,212,550 186,462 6/22/21 — (12,823)
Japanese Yen ...... BNDP Sell 19,212,550 176,699 6/22/21 3,060 —
Australian Dollar .... CITI Sell 741,205 577,846 6/28/21 14,698 —
Egyptian Pound .... HSBK Buy 1,450,000 89,617 6/29/21 425 —
Mexican Peso ...... CITI Buy 4,005,000 193,122 7/08/21 780 —
Mexican Peso ...... CITI Sell 4,005,000 187,226 7/08/21 — (6,675)
Australian Dollar .... JPHQ Sell 79,166 6,023,433 JPY 7/13/21 — (5,700)
Japanese Yen ...... JPHQ Sell 6,305,142 79,166 AUD 7/13/21 3,153 —
Chinese Yuan ...... CITI Buy 1,612,760 247,136 7/14/21 — (3,365)
Japanese Yen ...... CITI Buy 24,780,000 235,204 8/24/21 — (11,093)
Japanese Yen ...... CITI Sell 24,780,000 227,689 8/24/21 3,578 —
Mexican Peso ...... JPHQ Buy 12,490,000 596,281 8/31/21 4,562 —
Mexican Peso ...... JPHQ Sell 12,490,000 589,137 8/31/21 — (11,706)
Indian Rupee ...... JPHQ Buy 10,942,000 145,469 9/07/21 720 —
Indian Rupee ...... CITI Buy 10,631,000 141,379 9/08/21 636 —
Indian Rupee ...... JPHQ Buy 14,153,500 189,390 9/08/21 — (320)
Russian Ruble ..... JPHQ Buy 3,991,800 52,529 9/08/21 — (777)
Russian Ruble ..... MSCO Buy 25,819,800 339,774 9/08/21 — (5,031)
Russian Ruble ..... JPHQ Buy 5,601,000 74,424 9/09/21 — (1,819)
Russian Ruble ..... DBAB Buy 12,603,700 167,294 9/13/21 — (4,005)
Russian Ruble ..... DBAB Buy 8,077,100 107,320 9/14/21 — (2,690)
Russian Ruble ..... DBAB Buy 12,061,300 158,950 12/15/21 — (4,919)
Total Forward Exchange Contracts ................................................... $270,505 $(624,785)
Net unrealized appreciation (depreciation) ............................................ $(354,280)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 3.
See Abbreviations on page 61 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.18% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/17/23 200,000 CLP $ (1) $ — $ (1)
Receive Fixed 1.36% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/29/23 200,000 CLP (1) — (1)
Total Interest Rate Swap Contracts ............................... $(2) $ — $(2)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Statement of Investments (unaudited), March 31, 2021
Templeton Global Bond Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 60.0%
Argentina 4.4%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 5,040,511,605 ARS $ 34,627,317
Index Linked, 1%, 8/05/21 ........ 2,675,809,917 ARS 18,501,621
Index Linked, 1.664%, 3/18/22 ..... 23,830,703,399 ARS 164,218,813
Index Linked, 1.3%, 9/20/22 ....... 235,572,033 ARS 1,623,573
Index Linked, 1.937%, 3/25/23 ..... 14,288,938,540 ARS 94,782,644
Index Linked, 2.075%, 3/25/24 ..... 14,288,938,546 ARS 87,298,605
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.119%, (ARS
BADLAR + 2%), 4/03/22 ......... 700,128,000 ARS 4,613,410
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 10,809,194,000 ARS 68,294,054
16%, 10/17/23 ................. 11,569,749,000 ARS 45,901,456
15.5%, 10/17/26 ................ 18,801,412,000 ARS 52,222,321
572,083,814
Colombia 3.3%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 45,050,000,000 COP 12,356,105
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,911,046
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 3,687,576
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 249,235,700,000 COP 71,369,326
B, 10%, 7/24/24 ................ 518,579,000,000 COP 165,672,900
B, 7.5%, 8/26/26 ............... 216,664,700,000 COP 63,997,007
B, 6%, 4/28/28 ................. 236,008,100,000 COP 63,069,731
B, 7.75%, 9/18/30 .............. 175,388,800,000 COP 50,411,886
432,475,577
Ghana 3.2%
Ghana Government Bond ,
16.25%, 5/17/21 ................ 63,860,000 GHS 11,067,440
24.5%, 6/21/21 ................ 990,000 GHS 174,305
24.75%, 7/19/21 ................ 10,770,000 GHS 1,908,903
18.75%, 1/24/22 ................ 243,080,000 GHS 43,025,923
17.6%, 11/28/22 ................ 3,220,000 GHS 566,862
Senior Note, 17.6%, 2/20/23 ...... 14,885,000 GHS 2,617,411
19.75%, 3/25/24 ................ 306,980,000 GHS 55,881,552
Senior Note, 18.3%, 3/02/26 ...... 6,300,000 GHS 1,084,066
19%, 11/02/26 ................. 890,765,000 GHS 155,688,008
19.75%, 3/15/32 ................ 840,925,000 GHS 146,785,316
418,799,786
India 2.9%
India Government Bond ,
8.79%, 11/08/21 ................ 7,315,000,000 INR 103,039,756
Senior Note, 5.22%, 6/15/25 ...... 2,124,000,000 INR 28,697,500
7.59%, 1/11/26 ................. 7,001,000,000 INR 102,505,615
7.27%, 4/08/26 ................ 1,448,000,000 INR 20,933,580
8.33%, 7/09/26 ................ 8,401,000,000 INR 125,758,214
380,934,665
Indonesia 12.4%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 1,603,246,000,000 IDR 112,450,184

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR53, 8.25%, 7/15/21 ........... 5,990,194,000,000 IDR $ 418,092,517
FR61, 7%, 5/15/22 .............. 423,493,000,000 IDR 30,204,308
FR35, Senior Bond, 12.9%, 6/15/22 . 1,172,669,000,000 IDR 89,498,854
FR43, 10.25%, 7/15/22 .......... 377,390,000,000 IDR 27,964,534
FR63, 5.625%, 5/15/23 .......... 1,657,468,000,000 IDR 115,863,004
FR46, 9.5%, 7/15/23 ............ 6,667,220,000,000 IDR 503,014,598
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 50,602,311
FR70, 8.375%, 3/15/24 .......... 2,703,357,000,000 IDR 200,651,439
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 19,411,615
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 43,870,028
1,611,623,392
Mexico 12.6%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 6,846,650,000 MXN 341,664,559
M, Senior Note, 6.75%, 3/09/23 .... 16,780,535,300 MXN 848,627,878
M, Senior Bond, 8%, 12/07/23 ..... 8,497,572,000 MXN 443,542,454
1,633,834,891
Norway 6.0%
d
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 2,535,983,000 NOK 305,723,664
144A, Reg S, 3%, 3/14/24 ........ 2,921,308,000 NOK 364,161,134
144A, Reg S, 1.75%, 3/13/25 ...... 890,910,000 NOK 107,525,165
777,409,963
South Korea 14.2%
Korea Monetary Stabilization Bond,
Senior Note, 0.87%, 2/02/23 ...... 408,050,000,000 KRW 361,544,865
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 299,940,000,000 KRW 267,580,457
2.25%, 9/10/23 ................ 13,848,000,000 KRW 12,620,660
1.875%, 3/10/24 ................ 239,662,000,000 KRW 216,651,063
1.375%, 9/10/24 ................ 385,853,010,000 KRW 342,606,593
3%, 9/10/24 ................... 146,030,000,000 KRW 136,733,461
1.375%, 12/10/29 ............... 592,858,000,000 KRW 501,744,831
1,839,481,930
Supranational 1.0%
e
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 127,292,262
Total Foreign Government and Agency Securities (Cost $10,224,358,551) ..........
7,793,936,280
U.S. Government and Agency Securities 20.0%
United States 20.0%
U.S. Treasury Notes ,
1.5%, 10/31/24 ................ 57,150,000 59,117,880
1.5%, 11/30/24 ................. 23,675,000 24,484,667
1.75%, 12/31/24 ................ 781,125,000 815,039,862
2.125%, 5/15/25 ................ 343,230,000 363,414,872
2.875%, 5/31/25 ................ 287,950,000 313,781,139
2.625%, 12/31/25 ............... 418,885,000 453,369,381
1.625%, 2/15/26 ................ 226,420,000 234,220,875

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
2.125%, 5/31/26 ................ 103,431,000 $ 109,453,028
1.625%, 10/31/26 ............... 226,430,000 233,050,424
2,605,932,128
Total U.S. Government and Agency Securities (Cost $2,554,861,752) ..............
2,605,932,128
Total Long Term Investments (Cost $12,779,220,303) ............................
10,399,868,408
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 1.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 146,408,000 AUD 4,335,998
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 225,244,000 AUD 7,615,216
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 232,872,000 AUD 3,215,532
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.75 JPY, Expires 6/24/21 ....... 1 217,190,000 AUD 2,517,976
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 174,655,000 AUD 2,768,225
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 46,212,000 AUD 457,191
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 109,126,000 4,511,622
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 322,233,000 857,841
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 101,678,000 2,812,270
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 424,351,000 9,695,645
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 154,676,000 3,534,064
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 22.06 MXN, Expires
9/27/21 ...................... 1 548,670,000 12,775,930
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 249,525,000 3,577,706

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 348,060,000 $ 10,661,917
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 73,368,000 332,892
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 359,772,000 772,348
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 276,403,000 9,997,687
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 276,403,000 9,997,687
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 195,030,000 10,518,186
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 5,630,301
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 5,630,301
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 220,019,000 12,313,191
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 220,016,000 11,319,365
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 364,445,000 1,075,702
136,924,793
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 300,323,000 AUD 11,905
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 184,812,000 AUD 64,584
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 175,575,000 AUD 61,356
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 390,423,000 AUD 8,067
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 48,543,000 AUD 48,107

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 300,323,000 AUD $ 158,945
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 349,306,000 AUD 2,578,742
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 465,745,000 AUD 730,105
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.40 JPY, Expires 6/24/21 ....... 1 542,969,000 AUD 1,688,954
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 194,173,000 AUD 874,442
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 89,946,000 AUD 830
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 483,634,000 846,277
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 351,363,000 902,205
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 116,007,000 987,773
Foreign Exchange USD/MXN,
Counterparty MSCO, July Strike Price
19.30 MXN, Expires 7/13/21 ....... 1 308,600,000 2,206,948
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 87,334,000 766,330
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 165,014,000 1,865,596
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 97,515,000 2,667,634
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 1,427,991
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 1,427,991
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 165,013,000 2,779,843
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
20.26 MXN, Expires 4/28/21 ....... 1 137,000,000 1,533,953
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.38 MXN, Expires 5/20/21 ....... 1 565,803,000 10,352,454

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 148,728,000 $ 7,268,584
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 73,368,000 8,336,195
49,595,811
Total Options Purchased (Cost $280,553,402) ...................................
186,520,604
Short Term Investments 18.2%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.7%
Argentina 0.2%
a,b,f
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 2,431,284,244 ARS 16,711,419
Index Linked, 9/13/21 ............ 1,320,038,321 ARS 9,148,347
Index Linked, 2/28/22 ............ 764,395,348 ARS 5,276,413
31,136,179
Japan 4.5%
f
Japan Treasury Bills ,
4/12/21 ...................... 3,287,600,000 JPY 29,692,491
6/16/21 ...................... 22,446,450,000 JPY 202,766,842
8/25/21 ...................... 22,812,600,000 JPY 206,120,870
9/27/21 ...................... 15,711,000,000 JPY 141,972,143
580,552,346
Total Foreign Government and Agency Securities (Cost $633,749,817) ............
611,688,525
Industry Shares
Money Market Funds 13.5%
United States 13.5%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 1,759,121,506 1,759,121,506
Total Money Market Funds (Cost $1,759,121,506) ................................
1,759,121,506
a a a a a
Total Short Term Investments (Cost $2,392,871,323 ) .............................
2,370,810,031
a a a
a
Total Investments (Cost $15,452,645,028) 99.6% ................................
$12,957,199,043
Options Written (1.4)% .......................................................
(192,692,173)
Other Assets, less Liabilities 1.8% .............................................
233,962,938
Net Assets 100.0% ...........................................................
$12,998,469,808
a a a
a

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (1.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 292,818,000 AUD $ (19,362,206)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 225,244,000 AUD (12,956,753)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 232,872,000 AUD (8,692,818)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 174,655,000 AUD (7,428,891)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
82.45 JPY, Expires 6/24/21 ....... 1 434,376,000 AUD (10,444,369)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 30,811,000 AUD (1,123,405)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 76,912,000 AUD (256,830)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 483,634,000 (9,307,676)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 148,728,000 (4,471,550)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
21.90 MXN, Expires 4/30/21 ....... 1 99,811,000 (280,258)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.48 MXN, Expires 5/20/21 ....... 1 282,902,000 (981,435)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.53 MXN, Expires 6/30/21 ....... 1 119,910,000 (1,009,989)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 82,922,000 (5,502,412)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 82,922,000 (5,502,412)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 154,676,000 (1,423,930)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 23.60 MXN, Expires
9/27/21 ...................... 1 371,480,000 (4,332,622)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 61,426,000 (501,166)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 62,382,000 (272,380)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
25.22 MXN, Expires 8/20/21 ....... 1 141,449,000 $ (590,121)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 222,890,000 (2,472,154)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 165,014,000 (449,805)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 165,013,000 (272,001)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 121,484,000 (560,751)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 73,368,000 (5,509)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 52,200,000 (946,551)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 52,200,000 (946,551)
(100,094,545)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 450,486,000 AUD (57,609)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 195,212,000 AUD (697)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 174,655,000 AUD (538,009)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 465,745,000 AUD (237,168)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
75.60 JPY, Expires 6/24/21 ....... 1 271,487,000 AUD (413,935)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 194,173,000 AUD (498,258)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 109,126,000 (273,258)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 161,401,000 (93,726)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
19.59 MXN, Expires 4/28/21 ....... 1 137,000,000 $ (317,145)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 73,368,000 (552,235)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 351,363,000 (4,032,458)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 232,014,000 (3,937,179)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 19.92 MXN, Expires 12/28/21 . 1 195,730,000 (4,587,634)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 82,922,000 (2,329,155)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 82,922,000 (2,329,155)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.01 MXN, Expires
9/27/21 ...................... 1 514,360,000 (11,312,835)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 30,713,000 (773,116)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
20.36 MXN, Expires 8/20/21 ....... 1 565,803,000 (15,296,196)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 165,014,000 (7,089,570)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 165,013,000 (9,576,536)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 195,030,000 (13,692,636)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 (7,329,559)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 (7,329,559)
(92,597,628)
Total Options Written (Premiums received $168,481,918) .........................
$ (192,692,173)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $777,409,963, representing 6.0% of net assets.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 7 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 379,733,309 68,035,495 4/05/21 $ — $ (575,322)
Brazilian Real ...... CITI Sell 379,733,309 68,630,636 4/05/21 1,170,464 —
Mexican Peso ...... GSCO Buy 4,553,281,000 222,872,296 4/05/21 — (114,486)
Mexican Peso ...... GSCO Sell 4,553,281,000 201,847,726 4/05/21 — (20,910,083)
Euro ............. GSCO Buy 16,239,980 19,143,867 4/06/21 — (100,474)
Euro ............. GSCO Sell 16,239,980 19,133,945 4/06/21 90,552 —
Japanese Yen ...... JPHQ Buy 1,060,518,674 10,341,731 4/07/21 — (763,601)
Japanese Yen ...... JPHQ Sell 1,060,518,674 9,993,065 4/07/21 414,934 —
Australian Dollar .... HSBK Sell 116,332,174 8,807,218,063 JPY 4/13/21 — (8,815,125)
Australian Dollar .... JPHQ Sell 127,539,626 9,713,771,954 JPY 4/13/21 — (9,139,922)
Euro ............. GSCO Sell 83,133,757 89,409,109 CHF 4/13/21 — (2,870,334)
Euro ............. UBSW Sell 52,875,701 56,938,406 CHF 4/13/21 — (1,750,074)
Japanese Yen ...... HSBK Sell 9,273,989,278 116,332,174 AUD 4/13/21 4,599,220 —
Japanese Yen ...... JPHQ Sell 10,159,595,688 127,539,626 AUD 4/13/21 5,113,216 —
Mexican Peso ...... CITI Buy 2,127,445,200 103,642,817 4/13/21 346,945 —
Mexican Peso ...... CITI Sell 2,127,445,200 95,012,983 4/13/21 — (8,976,779)
Swiss Franc ....... GSCO Sell 89,409,109 82,504,703 EUR 4/13/21 2,132,583 —
Swiss Franc ....... UBSW Sell 56,938,406 52,656,388 EUR 4/13/21 1,492,865 —
Chinese Yuan ...... HSBK Buy 927,022,870 142,675,973 4/14/21 — (1,577,522)
Euro ............. DBAB Sell 146,242,202 1,513,913,899 SEK 4/15/21 1,831,004 —
Euro ............. BOFA Buy 64,441,666 76,137,828 4/16/21 — (556,402)
Euro ............. BOFA Sell 64,441,666 76,138,472 4/16/21 557,046 —
Euro ............. DBAB Sell 109,435,302 1,135,435,030 SEK 4/16/21 1,660,711 —
Euro ............. DBAB Sell 112,187,160 1,135,435,030 SEK 4/19/21 — (1,571,329)
Euro ............. DBAB Sell 199,360,790 2,060,194,402 NOK 4/19/21 7,016,085 —
Euro ............. JPHQ Sell 159,436,301 1,649,025,750 NOK 4/19/21 5,775,985 —
Australian Dollar .... MSCO Buy 52,830,000 39,658,424 4/21/21 470,715 —
Australian Dollar .... MSCO Sell 52,830,000 37,548,922 4/21/21 — (2,580,217)
Euro ............. CITI Sell 264,789,451 32,497,874,151 JPY 4/30/21 — (17,082,827)
Mexican Peso ...... CITI Buy 4,133,472,573 200,561,516 4/30/21 1,110,941 —
Mexican Peso ...... CITI Sell 7,303,263,606 328,987,416 4/30/21 — (27,339,399)
Euro ............. HSBK Sell 142,403,794 220,919,549 CAD 5/03/21 8,711,451 —
South Korean Won .. BNDP Buy 115,172,700,000 103,234,183 5/03/21 — (1,104,331)
Indian Rupee ...... JPHQ Buy 4,614,943,200 62,435,814 5/04/21 313,079 —
Australian Dollar .... CITI Sell 177,906,000 13,412,866,900 JPY 5/06/21 — (13,970,693)
Japanese Yen ...... CITI Sell 14,174,085,913 177,906,000 AUD 5/06/21 7,093,853 —
Mexican Peso ...... GSCO Sell 4,553,281,000 222,111,268 5/06/21 102,903 —
Indian Rupee ...... CITI Buy 3,363,647,800 45,427,075 5/10/21 262,910 —
Indian Rupee ...... HSBK Buy 2,559,257,100 34,624,327 5/10/21 139,248 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... CITI Sell 273,327,200 13,137,257 5/13/21 $ — $ (178,674)
Australian Dollar .... MSCO Sell 126,689,000 98,391,745 5/14/21 2,152,574 —
Chinese Yuan ...... JPHQ Buy 644,088,108 99,613,880 5/20/21 — (1,848,741)
Mexican Peso ...... CITI Sell 1,522,692,448 74,157,942 5/20/21 36,411 —
Euro ............. HSBK Buy 81,820,000 96,778,742 6/04/21 — (712,655)
Euro ............. HSBK Sell 81,820,000 98,602,755 6/04/21 2,536,668 —
Indian Rupee ...... CITI Buy 3,411,282,400 45,365,814 6/08/21 760,735 —
Euro ............. UBSW Sell 84,546,185 91,102,741 CHF 6/09/21 — (2,703,391)
Indian Rupee ...... CITI Buy 947,624,100 12,594,685 6/09/21 217,135 —
Swiss Franc ....... UBSW Sell 91,102,741 84,208,585 EUR 6/09/21 2,306,966 —
Chinese Yuan ...... BOFA Buy 991,455,720 150,857,273 6/11/21 — (618,889)
Chinese Yuan ...... CITI Buy 594,253,930 90,514,360 6/11/21 — (465,205)
Chinese Yuan ...... JPHQ Buy 588,157,946 89,609,212 6/11/21 — (483,800)
Euro ............. DBAB Sell 131,443,217 1,352,258,895 SEK 6/11/21 569,416 —
Indian Rupee ...... HSBK Buy 2,566,417,190 34,652,280 6/11/21 36,166 —
Chinese Yuan ...... BOFA Buy 1,188,701,030 181,028,723 6/15/21 — (956,028)
Chinese Yuan ...... CITI Buy 938,332,210 142,944,748 6/15/21 — (799,663)
Chinese Yuan ...... JPHQ Buy 1,290,035,552 196,664,053 6/15/21 — (1,240,500)
Euro ............. DBAB Sell 25,295,262 260,010,000 SEK 6/15/21 82,755 —
Euro ............. DBAB Sell 29,875,048 320,932,700 NOK 6/15/21 2,432,716 —
Japanese Yen ...... CITI Buy 13,486,362,332 130,039,170 6/15/21 — (8,161,740)
Japanese Yen ...... CITI Sell 13,486,362,332 123,916,812 6/15/21 2,039,382 —
Japanese Yen ...... JPHQ Buy 79,748,551,396 768,623,694 6/15/21 — (47,929,097)
Japanese Yen ...... JPHQ Sell 79,748,551,396 747,018,880 6/15/21 26,324,283 —
Chinese Yuan ...... HSBK Buy 933,091,780 142,232,446 6/16/21 — (891,988)
Euro ............. DBAB Sell 30,329,175 322,617,500 NOK 6/16/21 2,095,560 —
Euro ............. DBAB Sell 251,230,178 2,554,734,078 SEK 6/16/21 — (2,350,666)
Mexican Peso ...... MSCO Buy 6,308,000,000 301,471,388 6/16/21 4,659,132 —
Mexican Peso ...... MSCO Sell 7,717,269,100 356,303,959 6/16/21 — (18,219,123)
Euro ............. DBAB Sell 16,989,072 180,418,000 NOK 6/18/21 1,138,103 —
Australian Dollar .... CITI Sell 65,478,000 4,981,448,379 JPY 6/23/21 — (4,725,895)
Japanese Yen ...... BNDP Buy 105,017,337,527 1,019,244,404 6/23/21 — (70,113,250)
Japanese Yen ...... BNDP Sell 59,983,000,000 551,918,317 6/23/21 9,800,841 —
Japanese Yen ...... CITI Sell 5,215,438,596 65,478,000 AUD 6/23/21 2,611,126 —
Euro ............. HSBK Sell 256,580,052 33,371,571,309 JPY 6/25/21 221,821 —
Euro ............. CITI Sell 518,495,173 65,796,385,014 JPY 6/30/21 — (14,414,692)
Mexican Peso ...... CITI Sell 1,037,061,000 48,166,170 7/08/21 — (2,043,122)
Australian Dollar .... JPHQ Sell 123,055,692 9,362,815,399 JPY 7/13/21 — (8,860,090)
Japanese Yen ...... JPHQ Sell 3,882,385,596 48,760,000 AUD 7/13/21 1,951,998 —
Chinese Yuan ...... CITI Buy 856,161,690 131,196,434 7/14/21 — (1,786,543)
South Korean Won .. CITI Buy 116,554,900,000 104,609,537 8/02/21 — (1,235,248)
Euro ............. HSBK Sell 397,725,072 619,041,917 CAD 8/03/21 25,020,054 —
Japanese Yen ...... CITI Buy 18,398,773,800 176,120,607 8/13/21 — (9,741,838)
Japanese Yen ...... CITI Sell 18,398,773,800 177,774,519 8/13/21 11,395,750 —
Euro ............. HSBK Sell 227,266,283 29,199,331,166 JPY 8/18/21 — (3,218,938)
Mexican Peso ...... CITI Sell 1,427,555,800 65,970,212 8/23/21 — (2,769,050)
Euro ............. CITI Sell 264,788,375 33,977,909,078 JPY 8/24/21 — (4,154,331)
Japanese Yen ...... CITI Buy 26,872,360,000 255,063,908 8/24/21 — (12,029,397)
Indian Rupee ...... JPHQ Buy 4,628,008,500 61,527,121 9/07/21 304,586 —
Indian Rupee ...... CITI Buy 4,496,477,800 59,797,564 9/08/21 268,959 —
Indian Rupee ...... JPHQ Buy 2,823,969,900 37,787,961 9/08/21 — (63,756)
Euro ............. DBAB Sell 25,295,229 260,313,200 SEK 9/15/21 82,225 —
Euro ............. DBAB Sell 29,875,081 321,641,100 NOK 9/15/21 2,440,214 —
Euro ............. DBAB Sell 186,200,482 1,892,392,746 SEK 9/16/21 — (2,126,377)
Euro ............. JPHQ Sell 76,360,969 814,107,200 NOK 9/20/21 5,290,275 —
Euro ............. JPHQ Sell 149,016,523 1,521,905,753 NOK 9/29/21 2,477,833 —
Euro ............. CITI Sell 136,685,041 1,389,500,000 NOK 9/30/21 1,513,382 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 61 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 7,954,529 80,334,375 NOK 9/30/21 $ 26,234 $ —
Euro ............. HSBK Sell 256,577,245 32,368,502,297 JPY 10/25/21 — (9,260,942)
Total Forward Exchange Contracts ................................................... $161,200,010 $(353,902,549)
Net unrealized appreciation (depreciation) ............................................ $(192,702,539)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), March 31, 2021
Templeton Global Total Return Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
†
South Africa 0.0%
†
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 35,984,009 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 12,916,123 EUR 18,932
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 13,475,271 67,376
86,308
Total Corporate Bonds (Cost $46,331,329) ......................................
86,308
Foreign Government and Agency Securities 58.9%
Argentina 6.2%
f,g
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 675,553,950 ARS 4,640,922
Index Linked, 1%, 8/05/21 ........ 371,746,325 ARS 2,570,403
Index Linked, 1.664%, 3/18/22 ..... 4,711,637,391 ARS 32,468,177
Index Linked, 1.3%, 9/20/22 ....... 31,816,678 ARS 219,282
Index Linked, 1.937%, 3/25/23 ..... 2,916,472,591 ARS 19,345,802
Index Linked, 2.075%, 3/25/24 ..... 2,916,472,597 ARS 17,818,258
g,h
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 36.119%, (ARS
BADLAR + 2%), 4/03/22 ......... 9,178,000 ARS 60,477
g
Argentina Government Bond ,
18.2%, 10/03/21 ................ 1,518,433,000 ARS 9,593,680
16%, 10/17/23 ................. 1,462,549,400 ARS 5,802,472
15.5%, 10/17/26 ................ 2,527,300,600 ARS 7,019,766
99,539,239
Bosnia and Herzegovina 0.0%
†
e,h
Bosnia and Herzegovina Government
Bond, B, Senior Bond, Reg S, FRN,
0.25%, (6-month EUR LIBOR +
0.813%), 12/20/21 .............. 14,913 EUR 17,074
Colombia 5.3%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 12,635,000,000 COP 3,465,469
Senior Bond, 4.375%, 3/21/23 ..... 1,916,000,000 COP 536,022
Senior Bond, 9.85%, 6/28/27 ...... 3,053,000,000 COP 1,034,378
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 20,636,000,000 COP 5,909,175
B, 10%, 7/24/24 ................ 59,139,000,000 COP 18,893,418
B, 7.5%, 8/26/26 ............... 176,576,000,000 COP 52,155,868

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 7%, 6/30/32 ................. 11,774,000,000 COP $ 3,134,628
85,128,958
Ecuador 2.0%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 18,293,000 10,747,320
Senior Bond, 144A, 0.5%, 7/31/35 .. 45,486,000 20,696,585
Senior Bond, 144A, 0.5%, 7/31/40 .. 2,009,000 868,913
32,312,818
Ghana 5.6%
Ghana Government Bond ,
24.5%, 6/21/21 ................ 50,930,000 GHS 8,967,023
24.75%, 7/19/21 ................ 32,520,000 GHS 5,763,929
19.5%, 10/18/21 ................ 71,467,000 GHS 12,614,983
18.75%, 1/24/22 ................ 42,240,000 GHS 7,476,613
18.25%, 7/25/22 ................ 22,820,000 GHS 4,048,105
17.6%, 11/28/22 ................ 1,250,000 GHS 220,055
16.5%, 2/06/23 ................ 5,210,000 GHS 901,142
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 84,404
19.75%, 3/25/24 ................ 36,690,000 GHS 6,678,918
Senior Note, 18.3%, 3/02/26 ...... 990,000 GHS 170,353
19%, 11/02/26 ................. 134,400,000 GHS 23,490,447
19.75%, 3/15/32 ................ 117,734,000 GHS 20,550,730
90,966,702
India 4.6%
India Government Bond ,
Senior Note, 5.22%, 6/15/25 ...... 285,000,000 INR 3,850,653
7.59%, 1/11/26 ................. 2,408,900,000 INR 35,270,072
7.27%, 4/08/26 ................ 2,423,700,000 INR 35,039,171
74,159,896
Indonesia 12.0%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 34,970,000,000 IDR 2,452,763
FR53, 8.25%, 7/15/21 ........... 1,074,263,000,000 IDR 74,979,428
FR61, 7%, 5/15/22 .............. 167,591,000,000 IDR 11,952,902
FR35, Senior Bond, 12.9%, 6/15/22 . 95,624,000,000 IDR 7,298,085
FR43, 10.25%, 7/15/22 .......... 3,593,000,000 IDR 266,241
FR63, 5.625%, 5/15/23 .......... 183,131,000,000 IDR 12,801,519
FR46, 9.5%, 7/15/23 ............ 651,100,000,000 IDR 49,122,844
FR39, 11.75%, 8/15/23 .......... 20,613,000,000 IDR 1,624,801
FR70, 8.375%, 3/15/24 .......... 418,021,000,000 IDR 31,026,799
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,232,000
192,757,382
Mexico 9.1%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 713,140,000 MXN 35,587,428
M, Senior Note, 6.75%, 3/09/23 .... 545,370,000 MXN 27,580,538

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
Mexican Bonos Desarr Fixed Rate,
(continued)
M, Senior Bond, 8%, 12/07/23 ..... 1,583,065,000 MXN $ 82,630,254
145,798,220
Norway 7.3%
e
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 228,796,000 NOK 26,883,490
144A, Reg S, 2%, 5/24/23 ........ 518,911,000 NOK 62,556,954
144A, Reg S, 3%, 3/14/24 ........ 224,500,000 NOK 27,985,469
117,425,913
South Korea 4.7%
Korea Treasury Bond ,
1.375%, 9/10/24 ................ 64,011,900,000 KRW 56,837,444
3%, 9/10/24 ................... 20,810,000,000 KRW 19,485,197
76,322,641
Sri Lanka 0.3%
e
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 137,530
Senior Note, 144A, 6.35%, 6/28/24 .. 420,000 271,702
Senior Bond, 144A, 6.85%, 11/03/25 1,050,000 664,923
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 3,270,577
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 283,793
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 407,308
5,035,833
Turkey 1.8%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 124,600,000 TRY 14,213,788
12.2%, 1/18/23 ................ 8,390,000 TRY 926,611
7.1%, 3/08/23 ................. 35,770,000 TRY 3,565,001
16.2%, 6/14/23 ................ 44,310,000 TRY 5,161,997
8.8%, 9/27/23 ................. 23,020,000 TRY 2,269,189
10.4%, 3/20/24 ................ 1,950,000 TRY 194,110
12.6%, 10/01/25 ................ 21,490,000 TRY 2,149,599
28,480,295
Total Foreign Government and Agency Securities (Cost $1,285,024,177) ...........
947,944,971
U.S. Government and Agency Securities 6.7%
United States 6.7%
U.S. Treasury Notes ,
1.75%, 12/31/24 ................ 5,789,400 6,040,764
2.125%, 5/15/25 ................ 4,060,000 4,298,763
2.875%, 5/31/25 ................ 50,610,000 55,150,073
2.625%, 12/31/25 ............... 16,863,000 18,251,233
1.625%, 2/15/26 ................ 9,110,000 9,423,868
2.125%, 5/31/26 ................ 4,164,000 4,406,439

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 10/31/26 ............... 9,120,000 $ 9,386,653
106,957,793
Total U.S. Government and Agency Securities (Cost $105,102,529) ................
106,957,793
Total Long Term Investments (Cost $1,438,103,394) .............................
1,054,989,072
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 1.2%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 16,067,000 AUD 475,838
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 25,554,000 AUD 352,854
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.75 JPY, Expires 6/24/21 ....... 1 23,833,000 AUD 276,306
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 19,166,000 AUD 303,775
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 22,153,000 AUD 219,167
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 21,381,000 883,960
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 63,132,000 168,068
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 7,121,000 196,957
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 21,008,000 479,994
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 22.06 MXN, Expires
9/27/21 ...................... 1 50,960,000 1,186,618
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 34,360,000 492,656
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 47,270,000 1,447,994
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 9,967,000 45,223

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 48,867,000 $ 104,906
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 38,722,000 1,400,601
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 38,722,000 1,400,601
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 14,622,000 788,581
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 422,119
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 422,119
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 29,878,000 1,672,099
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 29,880,000 1,537,264
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 51,060,000 150,710
14,428,410
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 10,007,000 AUD 3,497
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 29,541,000 AUD 10,323
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 42,844,000 AUD 885
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 5,327,000 AUD 5,279
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 38,332,000 AUD 282,985
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 51,109,000 AUD 80,119
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.40 JPY, Expires 6/24/21 ....... 1 59,584,000 AUD 185,341

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 21,308,000 AUD $ 95,959
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 43,120,000 AUD 398
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 94,755,000 165,805
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 47,722,000 122,537
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 15,756,000 134,159
Foreign Exchange USD/MXN,
Counterparty MSCO, July Strike Price
19.30 MXN, Expires 7/13/21 ....... 1 28,670,000 205,033
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 12,026,000 105,525
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 22,409,000 253,349
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 7,311,000 200,001
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 107,072
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 107,072
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 22,410,000 377,523
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
20.26 MXN, Expires 4/28/21 ....... 1 49,959,000 559,378
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 20,200,000 987,207
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 9,967,000 1,132,467
5,121,914
Total Options Purchased (Cost $30,824,661) ....................................
19,550,324

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments 32.0%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.0%
Argentina 0.3%
f,g,i
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 374,229,705 ARS $ 2,572,266
Index Linked, 9/13/21 ............ 206,494,301 ARS 1,431,080
Index Linked, 2/28/22 ............ 103,241,337 ARS 712,647
4,715,993
Egypt 2.0%
i
Egypt Treasury Bills ,
6/22/21 ...................... 157,700,000 EGP 9,784,646
7/13/21 ...................... 63,000,000 EGP 3,879,684
8/10/21 ...................... 25,700,000 EGP 1,566,845
8/31/21 ...................... 6,300,000 EGP 381,196
9/07/21 ...................... 46,100,000 EGP 2,782,353
9/28/21 ...................... 3,500,000 EGP 209,719
12/07/21 ..................... 12,600,000 EGP 737,302
12/21/21 ..................... 157,600,000 EGP 9,179,177
2/15/22 ...................... 40,900,000 EGP 2,339,843
3/01/22 ...................... 18,900,000 EGP 1,075,721
31,936,486
Japan 4.7%
i
Japan Treasury Bills ,
6/16/21 ...................... 645,000,000 JPY 5,826,516
8/10/21 ...................... 2,239,000,000 JPY 20,229,183
11/22/21 ..................... 3,064,700,000 JPY 27,699,884
12/20/21 ..................... 2,432,200,000 JPY 21,985,459
75,741,042
Total Foreign Government and Agency Securities (Cost $117,296,839) .............
112,393,521
Industry Shares
Money Market Funds 25.0%
United States 25.0%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 402,108,882 402,108,882
Total Money Market Funds (Cost $402,108,882) .................................
402,108,882
a a a a a
Total Short Term Investments (Cost $519,405,721 ) ...............................
514,502,403
a a a
a
Total Investments (Cost $1,988,333,776) 98.8% ..................................
$1,589,041,799
Options Written (1.2)% .......................................................
(19,473,248)
Other Assets, less Liabilities 2.4% .............................................
38,599,096
Net Assets 100.0% ...........................................................
$1,608,167,647
a a a
a

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (1.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 32,133,000 AUD $ (2,124,752)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 25,554,000 AUD (953,899)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (815,219)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
82.45 JPY, Expires 6/24/21 ....... 1 47,667,000 AUD (1,146,131)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 14,770,500 AUD (538,550)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 36,870,000 AUD (123,119)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 94,755,000 (1,823,587)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 20,200,000 (607,319)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
21.90 MXN, Expires 4/30/21 ....... 1 13,744,000 (38,592)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.53 MXN, Expires 6/30/21 ....... 1 16,290,000 (137,209)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 11,616,000 (770,797)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 11,616,000 (770,797)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 21,008,000 (193,397)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 23.60 MXN, Expires
9/27/21 ...................... 1 34,510,000 (402,495)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 4,302,000 (35,099)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 8,590,000 (37,507)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 30,270,000 (335,736)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 22,409,000 (61,084)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 22,410,000 $ (36,940)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 17,020,000 (78,562)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 9,967,000 (748)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,914,000 (70,973)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,914,000 (70,973)
(11,173,485)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 21,422,000 AUD (77)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (59,039)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 51,109,000 AUD (26,026)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
75.60 JPY, Expires 6/24/21 ....... 1 29,792,000 AUD (45,424)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 21,308,000 AUD (54,677)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 21,381,000 (53,539)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 31,622,000 (18,363)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
19.59 MXN, Expires 4/28/21 ....... 1 49,959,000 (115,651)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 9,967,000 (75,021)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 47,722,000 (547,687)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 31,512,000 (534,745)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 19.92 MXN, Expires 12/28/21 . 1 26,580,000 $ (622,998)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 11,616,000 (326,276)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 11,616,000 (326,276)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.01 MXN, Expires
9/27/21 ...................... 1 47,780,000 (1,050,873)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 2,151,000 (54,145)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 22,409,000 (962,768)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 22,410,000 (1,300,565)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 14,622,000 (1,026,579)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 (549,517)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 (549,517)
(8,299,763)
Total Options Written (Premiums received $17,811,416) ..........................
$ (19,473,248)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $154,877,946, representing 9.6% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
h
The coupon rate shown represents the rate at period end.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 7 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... HSBK Buy 113,199,819 20,852,418 4/05/21 $ — $ (742,306)
Brazilian Real ...... HSBK Sell 113,199,819 21,225,497 4/05/21 1,115,385 —
Mexican Peso ...... GSCO Buy 618,596,000 29,953,265 4/05/21 309,986 —
Mexican Peso ...... GSCO Sell 618,596,000 27,422,467 4/05/21 — (2,840,785)
Mexican Peso ...... JPHQ Buy 90,573,000 4,347,052 4/05/21 84,004 —
Mexican Peso ...... JPHQ Sell 90,573,000 4,551,064 4/05/21 120,008 —
Euro ............. JPHQ Sell 58,227,043 648,986,972 NOK 4/06/21 7,592,812 —
Norwegian Krone ... JPHQ Sell 648,986,972 63,628,682 EUR 4/06/21 — (1,258,720)
Euro ............. GSCO Sell 3,672,261 3,949,462 CHF 4/13/21 — (126,791)
Mexican Peso ...... CITI Buy 630,690,300 30,476,624 4/13/21 351,590 —
Mexican Peso ...... CITI Sell 630,690,300 29,901,631 4/13/21 — (926,582)
Swiss Franc ....... GSCO Sell 3,949,462 3,644,474 EUR 4/13/21 94,202 —
Chinese Yuan ...... HSBK Buy 183,508,820 28,243,424 4/14/21 — (312,278)
Euro ............. DBAB Sell 25,547,248 264,467,663 SEK 4/15/21 319,861 —
Swedish Krona ..... DBAB Sell 98,640,000 9,684,022 EUR 4/15/21 63,101 —
Euro ............. DBAB Sell 2,925,261 30,350,750 SEK 4/16/21 44,392 —
Indian Rupee ...... HSBK Buy 609,733,408 8,285,547 4/16/21 32,911 —
Euro ............. DBAB Sell 2,998,819 30,350,750 SEK 4/19/21 — (42,002)
Australian Dollar .... MSCO Buy 3,918,000 2,843,763 4/21/21 132,311 —
Australian Dollar .... MSCO Sell 3,918,000 2,784,718 4/21/21 — (191,355)
Australian Dollar .... HSBK Buy 29,355,000 21,769,673 4/27/21 528,531 —
Australian Dollar .... HSBK Sell 29,355,000 20,887,609 4/27/21 — (1,410,596)
Euro ............. CITI Sell 46,965,156 5,764,080,562 JPY 4/30/21 — (3,029,946)
Mexican Peso ...... CITI Buy 903,171,600 43,723,149 4/30/21 342,666 —
Mexican Peso ...... CITI Sell 903,171,600 40,347,177 4/30/21 — (3,718,638)
Euro ............. HSBK Sell 48,848,076 75,780,952 CAD 5/03/21 2,988,247 —
South Korean Won .. BNDP Buy 26,013,700,000 23,317,184 5/03/21 — (249,432)
Indian Rupee ...... JPHQ Buy 850,416,900 11,505,336 5/04/21 57,693 —
Australian Dollar .... CITI Sell 72,500,000 5,547,521,000 JPY 5/06/21 — (4,956,789)
Japanese Yen ...... CITI Sell 5,768,071,586 72,500,000 AUD 5/06/21 2,964,339 —
Indian Rupee ...... CITI Buy 619,835,000 8,371,058 5/10/21 48,448 —
Indian Rupee ...... HSBK Buy 999,725,100 13,525,334 5/10/21 54,394 —
Mexican Peso ...... CITI Buy 20,493,000 978,770 5/13/21 19,606 —
Mexican Peso ...... CITI Sell 20,493,000 984,980 5/13/21 — (13,396)
Australian Dollar .... MSCO Buy 17,500,000 13,301,662 5/14/21 — (7,805)
Australian Dollar .... MSCO Sell 41,399,000 32,152,119 5/14/21 703,411 —
Euro ............. DBAB Sell 6,609,968 66,685,319 SEK 5/17/21 — (119,687)
Indian Rupee ...... HSBK Buy 609,733,409 8,253,583 5/17/21 19,420 —
South Korean Won .. CITI Buy 2,182,000,000 1,988,409 5/17/21 — (53,518)
South Korean Won .. CITI Sell 2,182,000,000 1,956,161 5/17/21 21,270 —
Chinese Yuan ...... JPHQ Buy 127,500,470 19,719,067 5/20/21 — (365,968)
Mexican Peso ...... CITI Buy 368,430,700 17,797,123 5/20/21 137,325 —
Mexican Peso ...... CITI Sell 368,430,700 18,291,846 5/20/21 357,398 —
Mexican Peso ...... CITI Buy 622,073,000 30,060,543 6/02/21 174,509 —
Mexican Peso ...... CITI Sell 622,073,000 29,477,243 6/02/21 — (757,808)
Mexican Peso ...... MSCO Buy 52,778,000 2,549,539 6/02/21 15,668 —
Mexican Peso ...... MSCO Sell 52,778,000 2,635,869 6/02/21 70,662 —
South Korean Won .. GSCO Buy 30,270,000,000 27,113,938 6/04/21 — (272,407)
Russian Ruble ..... JPHQ Buy 143,649,800 1,908,212 6/07/21 — (21,952)
Russian Ruble ..... MSCO Buy 1,977,888,300 26,189,565 6/07/21 — (217,991)
Indian Rupee ...... CITI Buy 628,612,700 8,359,767 6/08/21 140,184 —
Euro ............. UBSW Sell 14,903,446 16,059,208 CHF 6/09/21 — (476,542)
Indian Rupee ...... CITI Buy 370,171,300 4,919,874 6/09/21 84,820 —
Russian Ruble ..... JPHQ Buy 265,673,400 3,563,207 6/09/21 — (75,603)
Swiss Franc ....... UBSW Sell 16,059,208 14,843,935 EUR 6/09/21 406,662 —
Chinese Yuan ...... BOFA Buy 112,347,670 17,094,523 6/11/21 — (70,130)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... CITI Buy 67,338,400 10,256,713 6/11/21 $ — $ (52,715)
Chinese Yuan ...... JPHQ Buy 66,647,640 10,154,147 6/11/21 — (54,822)
Euro ............. DBAB Sell 6,350,772 65,335,344 SEK 6/11/21 27,512 —
Indian Rupee ...... HSBK Buy 1,002,522,050 13,536,254 6/11/21 14,128 —
Chinese Yuan ...... BOFA Buy 134,698,690 20,513,427 6/15/21 — (108,333)
Chinese Yuan ...... CITI Buy 106,327,940 16,197,910 6/15/21 — (90,615)
Chinese Yuan ...... JPHQ Buy 255,369,010 38,930,636 6/15/21 — (245,563)
Euro ............. DBAB Sell 6,335,782 65,125,500 SEK 6/15/21 20,728 —
Euro ............. DBAB Sell 6,904,101 74,167,300 NOK 6/15/21 562,199 —
Indian Rupee ...... CITI Buy 490,576,422 6,608,870 6/15/21 18,327 —
Japanese Yen ...... CITI Buy 4,334,591,013 41,795,304 6/15/21 — (2,623,228)
Japanese Yen ...... CITI Sell 2,653,500,000 25,423,972 6/15/21 1,444,062 —
Japanese Yen ...... JPHQ Buy 12,232,463,013 117,897,576 6/15/21 — (7,351,744)
Japanese Yen ...... JPHQ Sell 11,348,023,600 107,222,036 6/15/21 4,668,960 —
Russian Ruble ..... DBAB Buy 791,496,100 10,617,410 6/15/21 — (235,551)
Chinese Yuan ...... HSBK Buy 184,710,190 28,155,625 6/16/21 — (176,574)
Euro ............. DBAB Sell 10,659,610 113,388,400 NOK 6/16/21 736,514 —
Euro ............. DBAB Sell 48,800,385 496,483,429 SEK 6/16/21 — (429,421)
Indian Rupee ...... CITI Buy 330,532,557 4,405,515 6/16/21 59,047 —
Indian Rupee ...... HSBK Buy 429,692,325 5,728,467 6/16/21 75,463 —
Mexican Peso ...... MSCO Buy 104,000,000 4,953,324 6/16/21 93,850 —
Mexican Peso ...... MSCO Sell 1,063,546,400 49,103,620 6/16/21 — (2,510,839)
Euro ............. DBAB Sell 9,274,223 98,489,000 NOK 6/18/21 621,283 —
Euro ............. JPHQ Sell 2,382,663 24,300,000 SEK 6/18/21 — (14,231)
Australian Dollar .... CITI Sell 18,000,000 1,384,353,000 JPY 6/23/21 — (1,164,081)
Japanese Yen ...... BNDP Buy 8,960,392,716 86,964,975 6/23/21 — (5,982,272)
Japanese Yen ...... CITI Sell 1,433,731,860 18,000,000 AUD 6/23/21 717,802 —
Euro ............. HSBK Sell 48,577,224 6,318,099,517 JPY 6/25/21 41,996 —
South Korean Won .. DBAB Buy 73,000,000,000 64,354,035 6/29/21 383,971 —
Euro ............. CITI Sell 35,216,879 4,485,532,755 JPY 6/30/21 — (829,431)
Euro ............. JPHQ Sell 47,840,399 478,636,972 NOK 7/07/21 — (257,249)
Chinese Yuan ...... CITI Buy 169,481,510 25,970,994 7/14/21 — (353,655)
South Korean Won .. CITI Buy 26,325,900,000 23,627,837 8/02/21 — (279,002)
Euro ............. CITI Sell 592,851 925,380 CAD 8/03/21 39,390 —
Euro ............. HSBK Sell 97,144,038 151,155,792 CAD 8/03/21 6,075,548 —
Japanese Yen ...... CITI Buy 2,703,540,000 25,879,393 8/13/21 — (1,431,479)
Japanese Yen ...... CITI Sell 2,703,540,000 25,787,295 8/13/21 1,339,380 —
Euro ............. CITI Sell 46,372,115 5,950,516,184 JPY 8/24/21 — (727,544)
South Korean Won .. CITI Buy 48,080,000,000 42,842,695 9/03/21 — (195,783)
Indian Rupee ...... JPHQ Buy 852,824,500 11,337,887 9/07/21 56,127 —
South Korean Won .. CITI Buy 18,190,000,000 16,238,897 9/07/21 — (104,203)
Indian Rupee ...... CITI Buy 828,586,800 11,019,174 9/08/21 49,562 —
Indian Rupee ...... JPHQ Buy 1,103,130,100 14,761,148 9/08/21 — (24,905)
Russian Ruble ..... JPHQ Buy 189,344,300 2,491,635 9/08/21 — (36,858)
Russian Ruble ..... MSCO Buy 1,224,720,700 16,116,655 9/08/21 — (238,619)
Russian Ruble ..... JPHQ Buy 265,673,500 3,530,160 9/09/21 — (86,281)
Russian Ruble ..... DBAB Buy 1,246,919,900 16,550,921 9/13/21 — (396,264)
Russian Ruble ..... DBAB Buy 799,087,600 10,617,411 9/14/21 — (266,146)
Euro ............. DBAB Sell 6,335,779 65,201,500 SEK 9/15/21 20,595 —
Euro ............. DBAB Sell 6,904,098 74,330,900 NOK 9/15/21 563,931 —
Euro ............. DBAB Sell 32,527,613 330,584,645 SEK 9/16/21 — (371,460)
Euro ............. HSBK Sell 48,576,693 6,128,192,671 JPY 10/25/21 — (1,753,335)
Russian Ruble ..... DBAB Buy 1,193,258,200 15,725,347 12/15/21 — (486,643)
Total Forward Exchange Contracts ................................................... $37,026,191 $(51,137,873)
Net unrealized appreciation (depreciation) ............................................ $(14,111,682)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 61 .
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), March 31, 2021
Templeton International Bond Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 64.9%
Argentina 1.7%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 49,255,982 ARS $ 338,379
Index Linked, 1%, 8/05/21 ........ 27,062,076 ARS 187,118
Index Linked, 1.664%, 3/18/22 ..... 253,053,879 ARS 1,743,809
Index Linked, 1.3%, 9/20/22 ....... 2,264,489 ARS 15,607
Index Linked, 1.937%, 3/25/23 ..... 157,963,867 ARS 1,047,820
Index Linked, 2.075%, 3/25/24 ..... 157,963,874 ARS 965,084
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 36.119%, (ARS
BADLAR + 2%), 4/03/22 ......... 5,808,000 ARS 38,271
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 73,832,000 ARS 466,481
16%, 10/17/23 ................. 171,501,000 ARS 680,408
15.5%, 10/17/26 ................ 153,089,000 ARS 425,216
5,908,193
Australia 4.5%
d
Australia Government Bond, Senior
Note, Reg S, 2%, 12/21/21 ........ 20,570,000 AUD 15,843,261
Colombia 2.1%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 378,000,000 COP 103,676
Senior Bond, 4.375%, 3/21/23 ..... 57,000,000 COP 15,946
Senior Bond, 9.85%, 6/28/27 ...... 91,000,000 COP 30,832
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 11,789,100,000 COP 3,375,841
B, 10%, 7/24/24 ................ 10,360,000,000 COP 3,309,759
B, 7.75%, 9/18/30 .............. 1,840,000,000 COP 528,870
7,364,924
Ghana 3.7%
Ghana Government Bond ,
16.25%, 5/17/21 ................ 1,510,000 GHS 261,695
24.5%, 6/21/21 ................ 50,000 GHS 8,803
24.75%, 7/19/21 ................ 280,000 GHS 49,628
18.75%, 1/24/22 ................ 2,960,000 GHS 523,929
17.6%, 11/28/22 ................ 130,000 GHS 22,886
Senior Note, 17.6%, 2/20/23 ...... 4,810,000 GHS 845,801
19%, 9/18/23 .................. 50,000 GHS 8,978
18.85%, 9/28/23 ................ 6,230,000 GHS 1,118,666
Senior Note, 17.7%, 3/18/24 ...... 22,900,000 GHS 3,987,294
19.75%, 3/25/24 ................ 2,910,000 GHS 529,726
21.7%, 3/17/25 ................ 5,880,000 GHS 1,111,515
19.25%, 6/23/25 ................ 3,560,000 GHS 633,321
Senior Note, 18.3%, 3/02/26 ...... 5,530,000 GHS 951,569
19%, 11/02/26 ................. 8,740,000 GHS 1,527,578
19.75%, 3/15/32 ................ 8,740,000 GHS 1,525,586
13,106,975
India 3.4%
India Government Bond ,
8.79%, 11/08/21 ................ 110,000,000 INR 1,549,470
8.2%, 2/15/22 ................. 19,000,000 INR 269,491
8.15%, 6/11/22 ................. 82,000,000 INR 1,173,190
8.13%, 9/21/22 ................ 51,000,000 INR 736,167

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
6.84%, 12/19/22 ................ 12,000,000 INR $ 171,056
7.16%, 5/20/23 ................ 19,100,000 INR 274,756
8.83%, 11/25/23 ................ 156,700,000 INR 2,349,156
7.68%, 12/15/23 ................ 43,400,000 INR 634,490
9.15%, 11/14/24 ................ 82,200,000 INR 1,259,043
Senior Note, 5.22%, 6/15/25 ...... 48,000,000 INR 648,531
7.59%, 1/11/26 ................. 157,000,000 INR 2,298,726
7.27%, 4/08/26 ................ 33,000,000 INR 477,077
11,841,153
Indonesia 9.5%
Indonesia Government Bond ,
FR63, 5.625%, 5/15/23 .......... 1,674,000,000 IDR 117,019
FR39, 11.75%, 8/15/23 .......... 1,040,000,000 IDR 81,977
FR70, 8.375%, 3/15/24 .......... 28,607,000,000 IDR 2,123,299
FR44, 10%, 9/15/24 ............. 686,000,000 IDR 53,524
FR81, 6.5%, 6/15/25 ............ 278,090,000,000 IDR 19,634,207
FR40, 11%, 9/15/25 ............. 1,060,000,000 IDR 87,280
FR86, 5.5%, 4/15/26 ............ 164,800,000,000 IDR 11,153,074
33,250,380
Mexico 10.4%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 37,398,000 MXN 1,835,469
M, Senior Note, 7.25%, 12/09/21 ... 190,270,000 MXN 9,474,830
M, 6.5%, 6/09/22 ............... 119,018,000 MXN 5,939,289
M, Senior Note, 6.75%, 3/09/23 .... 266,398,000 MXN 13,472,322
M, Senior Bond, 8%, 12/07/23 ..... 113,932,000 MXN 5,946,837
36,668,747
Norway 4.7%
d
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 39,383,000 NOK 4,627,496
144A, Reg S, 2%, 5/24/23 ........ 44,234,000 NOK 5,332,599
144A, Reg S, 3%, 3/14/24 ........ 37,171,000 NOK 4,633,621
144A, Reg S, 1.75%, 3/13/25 ...... 12,526,000 NOK 1,511,780
144A, Reg S, 1.5%, 2/19/26 ....... 2,424,000 NOK 289,577
16,395,073
Singapore 4.5%
Singapore Government Bond ,
3.125%, 9/01/22 ................ 5,500,000 SGD 4,242,092
2.375%, 6/01/25 ................ 14,460,000 SGD 11,426,964
15,669,056
South Korea 20.4%
Korea Treasury Bond ,
2%, 12/10/21 .................. 3,665,000,000 KRW 3,281,412
1.375%, 9/10/24 ................ 1,485,100,000 KRW 1,318,650
1.875%, 6/10/26 ................ 18,495,000,000 KRW 16,543,368

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
1.375%, 12/10/29 ............... 59,376,400,000 KRW $ 50,251,159
71,394,589
Total Foreign Government and Agency Securities (Cost $244,437,568) ............
227,442,351
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 2,708,000 AUD 80,200
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 4,164,000 AUD 140,780
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.15 JPY, Expires 6/18/21 ....... 1 4,306,000 AUD 59,458
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
84.75 JPY, Expires 6/24/21 ....... 1 4,015,000 AUD 46,548
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 3,229,000 AUD 51,179
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.75, Expires 4/16/21 ........... 1 1,666,000 AUD 16,482
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 2,642,000 109,229
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 7,804,000 20,776
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 1,220,000 27,875
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 3,344,000 76,404
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 2,421,000 34,712
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 2,740,000 83,933
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 578,000 2,623
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 2,838,000 6,093

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 $ 67,791
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,349,000 126,684
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 67,791
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,734,000 97,042
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,735,000 89,262
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 4,390,000 12,958
1,217,820
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 5,552,000 AUD 220
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 4,441,000 AUD 1,552
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 2,220,000 AUD 776
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 7,222,000 AUD 149
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 898,000 AUD 890
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 5,552,000 AUD 2,938
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 6,459,000 AUD 47,683
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
76.20 JPY, Expires 6/18/21 ....... 1 8,612,000 AUD 13,500
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.40 JPY, Expires 6/24/21 ....... 1 10,036,000 AUD 31,218
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 3,592,000 AUD 16,176

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.67, Expires 4/16/21 ........... 1 3,242,000 AUD $ 30
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 11,712,000 20,494
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
18.83 MXN, Expires 6/21/21 ....... 1 2,770,000 7,113
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 915,000 7,791
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 847,000 7,432
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,300,000 14,697
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 17,180
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,174,000 32,116
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 17,180
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,301,000 21,917
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
20.26 MXN, Expires 4/28/21 ....... 1 4,297,000 48,112
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.38 MXN, Expires 5/20/21 ....... 1 4,458,000 81,568
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,173,000 57,326
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 578,000 65,673
513,731
Total Options Purchased (Cost $2,993,593) .....................................
1,731,551

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments 33.6%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.4%
Argentina 0.1%
a,b,e
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 5/21/21 ............ 29,374,480 ARS $ 201,906
Index Linked, 9/13/21 ............ 16,208,430 ARS 112,330
Index Linked, 2/28/22 ............ 7,349,134 ARS 50,729
364,965
Japan 4.4%
e
Japan Treasury Bills ,
6/10/21 ...................... 877,000,000 JPY 7,922,134
6/16/21 ...................... 839,850,000 JPY 7,586,667
15,508,801
Mexico 0.9%
e
Mexico Cetes , BI , 1/13/22 ..........
62,063,500 MXN 2,927,157
Total Foreign Government and Agency Securities (Cost $19,803,921) ..............
18,800,923
Industry Shares
Money Market Funds 28.2%
United States 28.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 98,936,415 98,936,415
Total Money Market Funds (Cost $98,936,415) ..................................
98,936,415
a a a a a
Total Short Term Investments (Cost $118,740,336 ) ...............................
117,737,338
a a a
a
Total Investments (Cost $366,171,497) 99.0% ...................................
$346,911,240
Options Written (0.6)% .......................................................
(2,238,644)
Other Assets, less Liabilities 1.6% .............................................
5,789,869
Net Assets 100.0% ...........................................................
$350,462,465
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.6)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
76.80 JPY, Expires 4/29/21 ....... 1 5,416,000 AUD (358,126)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 4,164,000 AUD (239,527)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
80.50 JPY, Expires 6/18/21 ....... 1 4,306,000 AUD (160,737)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 3,229,000 AUD (137,344)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
82.45 JPY, Expires 6/24/21 ....... 1 8,029,000 AUD $ (193,054)
Foreign Exchange AUD/USD,
Counterparty MSCO, April Strike Price
$0.72, Expires 4/16/21 ........... 1 1,110,500 AUD (40,490)
Foreign Exchange AUD/USD,
Counterparty HSBK, May Strike Price
$0.78, Expires 5/05/21 ........... 1 2,772,000 AUD (9,257)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 11,712,000 (225,401)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,173,000 (35,267)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
21.90 MXN, Expires 4/30/21 ....... 1 969,000 (2,721)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.48 MXN, Expires 5/20/21 ....... 1 2,229,000 (7,733)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
22.53 MXN, Expires 6/30/21 ....... 1 950,000 (8,002)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 1,220,000 (11,231)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 605,000 (2,642)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
25.22 MXN, Expires 8/20/21 ....... 1 1,115,000 (4,652)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 1,760,000 (19,521)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,300,000 (3,544)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,301,000 (2,144)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,463,000 (6,753)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 578,000 (43)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (11,388)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (11,388)
(1,490,965)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 8,328,000 AUD $ (1,065)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 3,611,000 AUD (13)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 3,229,000 AUD (9,947)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.60 JPY, Expires 6/18/21 ....... 1 8,612,000 AUD (4,385)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
75.60 JPY, Expires 6/24/21 ....... 1 5,018,000 AUD (7,651)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 3,592,000 AUD (9,217)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 2,642,000 (6,616)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 3,909,000 (2,270)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
19.59 MXN, Expires 4/28/21 ....... 1 4,297,000 (9,947)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 578,000 (4,350)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
19.79 MXN, Expires 6/21/21 ....... 1 2,770,000 (31,790)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 1,829,000 (31,037)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 19.92 MXN, Expires 12/28/21 . 1 1,540,000 (36,095)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
20.36 MXN, Expires 8/20/21 ....... 1 4,458,000 (120,520)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,300,000 (55,852)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,301,000 (75,504)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 (88,251)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,349,000 (164,918)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 $ (88,251)
(747,679)
Total Options Written (Premiums received $1,783,286) ...........................
$ (2,238,644)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $32,238,334, representing 9.2% of net assets.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 7 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 6,239,339 1,117,881 4/05/21 $ — $ (9,453)
Brazilian Real ...... CITI Sell 6,239,339 1,127,659 4/05/21 19,232 —
Brazilian Real ...... HSBK Buy 22,873,139 4,219,612 4/05/21 — (156,165)
Brazilian Real ...... HSBK Sell 22,873,139 4,288,821 4/05/21 225,375 —
Brazilian Real ...... JPHQ Buy 10,726,202 1,915,051 4/05/21 — (9,526)
Brazilian Real ...... JPHQ Sell 10,726,202 1,984,643 4/05/21 79,118 —
Mexican Peso ...... GSCO Buy 35,879,000 1,733,081 4/05/21 22,209 —
Mexican Peso ...... GSCO Sell 35,879,000 1,590,522 4/05/21 — (164,768)
Mexican Peso ...... JPHQ Buy 8,042,000 388,832 4/05/21 4,603 —
Mexican Peso ...... JPHQ Sell 8,042,000 404,090 4/05/21 10,656 —
Euro ............. GSCO Buy 724,793 880,580 4/06/21 — (30,670)
Euro ............. GSCO Sell 724,793 853,951 4/06/21 4,041 —
Euro ............. JPHQ Sell 4,307,285 534,015,040 JPY 4/06/21 — (227,887)
Euro ............. JPHQ Sell 6,681,889 74,475,000 NOK 4/06/21 871,319 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... JPHQ Sell 559,279,420 4,307,285 EUR 4/06/21 $ — $ (288)
Norwegian Krone ... JPHQ Sell 74,475,000 7,458,822 EUR 4/06/21 39,732 —
Japanese Yen ...... JPHQ Buy 150,603,800 1,468,625 4/07/21 — (108,439)
Japanese Yen ...... JPHQ Sell 150,603,800 1,451,841 4/07/21 91,655 —
Euro ............. BOFA Buy 926,408 1,125,957 4/12/21 — (39,494)
Euro ............. BOFA Sell 926,408 1,139,208 4/12/21 52,745 —
Australian Dollar .... HSBK Sell 1,739,995 131,730,671 JPY 4/13/21 — (131,849)
Australian Dollar .... JPHQ Sell 3,545,907 268,941,629 JPY 4/13/21 — (264,268)
Euro ............. GSCO Sell 1,264,425 1,359,870 CHF 4/13/21 — (43,656)
Euro ............. UBSW Sell 804,214 866,006 CHF 4/13/21 — (26,618)
Mexican Peso ...... CITI Buy 36,642,900 1,772,856 4/13/21 18,253 —
Mexican Peso ...... CITI Sell 36,642,900 1,737,335 4/13/21 — (53,775)
Swiss Franc ....... GSCO Sell 1,359,870 1,254,857 EUR 4/13/21 32,436 —
Swiss Franc ....... UBSW Sell 866,006 800,879 EUR 4/13/21 22,706 —
Chinese Yuan ...... HSBK Buy 20,781,470 3,198,429 4/14/21 — (35,364)
Euro ............. DBAB Sell 1,887,347 19,538,000 SEK 4/15/21 23,630 —
Euro ............. BOFA Buy 473,306 575,304 4/16/21 — (20,179)
Euro ............. BOFA Sell 473,307 559,216 4/16/21 4,091 —
Euro ............. DBAB Sell 1,412,331 14,653,500 SEK 4/16/21 21,433 —
Euro ............. HSBK Buy 396,000 481,253 4/16/21 — (16,798)
Euro ............. HSBK Sell 396,000 467,227 4/16/21 2,772 —
Euro ............. DBAB Sell 1,447,846 14,653,500 SEK 4/19/21 — (20,279)
Australian Dollar .... MSCO Buy 294,000 220,700 4/21/21 2,620 —
Australian Dollar .... MSCO Sell 294,000 208,960 4/21/21 — (14,359)
Australian Dollar .... HSBK Buy 2,207,000 1,644,517 4/27/21 31,931 —
Australian Dollar .... HSBK Sell 2,207,000 1,570,395 4/27/21 — (106,053)
Euro ............. DBAB Buy 922,000 1,121,853 4/27/21 — (40,225)
Euro ............. DBAB Sell 922,000 1,097,475 4/27/21 15,848 —
Euro ............. DBAB Buy 915,000 1,113,399 4/29/21 — (39,940)
Euro ............. DBAB Sell 915,000 1,086,883 4/29/21 13,423 —
Euro ............. CITI Sell 2,449,820 300,668,798 JPY 4/30/21 — (158,050)
Euro ............. GSCO Buy 1,005,086 1,221,742 4/30/21 — (42,571)
Euro ............. GSCO Sell 1,005,086 1,185,419 4/30/21 6,247 —
Euro ............. HSBK Buy 810,000 984,677 4/30/21 — (34,381)
Euro ............. HSBK Sell 810,000 955,577 4/30/21 5,282 —
Mexican Peso ...... CITI Buy 20,338,167 984,894 4/30/21 7,406 —
Mexican Peso ...... CITI Sell 52,377,100 2,339,830 4/30/21 — (215,653)
Indian Rupee ...... JPHQ Buy 45,118,800 610,415 5/04/21 3,061 —
Australian Dollar .... CITI Sell 336,000 25,087,440 JPY 5/06/21 — (28,595)
Mexican Peso ...... JPHQ Sell 3,036,375 148,076 5/06/21 29 —
Indian Rupee ...... CITI Buy 32,885,300 444,126 5/10/21 2,570 —
Indian Rupee ...... HSBK Buy 53,040,300 717,585 5/10/21 2,886 —
Mexican Peso ...... CITI Buy 76,025,000 3,683,410 5/13/21 20,370 —
Mexican Peso ...... CITI Sell 76,025,000 3,812,692 5/13/21 108,912 —
Australian Dollar .... MSCO Sell 4,056,000 3,150,052 5/14/21 68,916 —
Euro ............. DBAB Sell 3,873,283 39,075,998 SEK 5/17/21 — (70,134)
Singapore Dollar .... SCNY Sell 1,804,297 1,341,432 5/18/21 395 —
South Korean Won .. DBAB Buy 19,729,690,000 18,240,364 5/18/21 — (745,042)
South Korean Won .. DBAB Sell 19,729,690,000 17,784,109 5/18/21 288,786 —
Chinese Yuan ...... JPHQ Buy 14,438,800 2,233,087 5/20/21 — (41,444)
Euro ............. GSCO Buy 88,914 108,127 5/20/21 — (3,767)
Euro ............. GSCO Sell 88,914 105,958 5/20/21 1,599 —
Euro ............. GSCO Sell 1,814,871 2,820,600 CAD 5/20/21 114,281 —
Mexican Peso ...... CITI Buy 39,000,000 1,851,289 5/20/21 47,150 —
Mexican Peso ...... CITI Sell 90,747,272 4,491,532 5/20/21 74,142 —
Euro ............. CITI Buy 48,798 59,421 5/24/21 — (2,141)
Euro ............. CITI Sell 48,798 58,007 5/24/21 727 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. MSCO Buy 807,000 981,506 5/27/21 $ — $ (34,165)
Euro ............. MSCO Sell 807,000 961,992 5/27/21 14,652 —
Euro ............. MSCO Sell 891,049 1,386,400 CAD 5/27/21 57,194 —
Mexican Peso ...... CITI Sell 68,408,000 3,241,548 6/02/21 — (83,335)
Indian Rupee ...... CITI Buy 33,351,000 443,527 6/08/21 7,437 —
Euro ............. UBSW Sell 1,285,907 1,385,629 CHF 6/09/21 — (41,117)
Indian Rupee ...... CITI Buy 19,639,400 261,023 6/09/21 4,500 —
Swiss Franc ....... UBSW Sell 1,385,630 1,280,773 EUR 6/09/21 35,088 —
Australian Dollar .... HSBK Sell 1,740,005 145,727,263 JPY 6/11/21 — (5,031)
Chinese Yuan ...... BOFA Buy 27,565,710 4,194,325 6/11/21 — (17,207)
Chinese Yuan ...... CITI Buy 16,522,200 2,516,595 6/11/21 — (12,934)
Chinese Yuan ...... JPHQ Buy 16,352,720 2,491,430 6/11/21 — (13,451)
Euro ............. DBAB Sell 3,798,293 39,076,002 SEK 6/11/21 16,454 —
Indian Rupee ...... HSBK Buy 53,188,700 718,165 6/11/21 750 —
Mexican Peso ...... CITI Sell 55,890,511 2,611,645 6/11/21 — (102,189)
Chinese Yuan ...... BOFA Buy 33,049,780 5,033,191 6/15/21 — (26,581)
Chinese Yuan ...... CITI Buy 26,088,710 3,974,332 6/15/21 — (22,233)
Chinese Yuan ...... JPHQ Buy 28,919,280 4,408,702 6/15/21 — (27,809)
Euro ............. DBAB Sell 1,053,303 10,826,900 SEK 6/15/21 3,446 —
Euro ............. DBAB Sell 1,057,240 11,357,400 NOK 6/15/21 86,091 —
Japanese Yen ...... HSBK Buy 179,703,666 1,730,916 6/15/21 — (106,918)
Japanese Yen ...... HSBK Sell 179,703,666 1,694,087 6/15/21 70,089 —
Japanese Yen ...... JPHQ Buy 483,133,508 4,656,484 6/15/21 — (290,365)
Japanese Yen ...... JPHQ Sell 483,133,508 4,579,373 6/15/21 213,254 —
Australian Dollar .... HSBK Sell 1,160,000 98,167,320 JPY 6/16/21 5,859 —
Chinese Yuan ...... HSBK Buy 20,917,510 3,188,484 6/16/21 — (19,996)
Euro ............. DBAB Sell 1,632,328 17,363,400 NOK 6/16/21 112,784 —
Euro ............. DBAB Sell 5,105,049 52,002,696 SEK 6/16/21 — (37,458)
Mexican Peso ...... MSCO Sell 76,047,100 3,511,079 6/16/21 — (179,527)
Euro ............. DBAB Sell 1,477,356 15,689,000 NOK 6/18/21 98,968 —
Euro ............. JPHQ Sell 410,838 4,190,000 SEK 6/18/21 — (2,454)
Japanese Yen ...... BNDP Buy 4,594,021,443 44,587,215 6/23/21 — (3,067,130)
Japanese Yen ...... BNDP Sell 3,654,000,000 34,135,510 6/23/21 1,111,200 —
Euro ............. HSBK Sell 3,273,736 425,791,961 JPY 6/25/21 2,830 —
Euro ............. CITI Sell 9,099,250 1,158,960,969 JPY 6/30/21 — (214,307)
Euro ............. JPHQ Sell 4,307,285 559,883,302 JPY 7/06/21 73 —
Euro ............. JPHQ Sell 7,443,875 74,475,000 NOK 7/07/21 — (40,027)
Mexican Peso ...... CITI Sell 119,730,000 5,577,070 7/08/21 — (219,656)
Australian Dollar .... JPHQ Sell 890,819 67,778,852 JPY 7/13/21 — (64,140)
Chinese Yuan ...... CITI Buy 19,192,940 2,941,086 7/14/21 — (40,050)
Euro ............. CITI Sell 51,283 80,000 CAD 8/03/21 3,369 —
Euro ............. DBAB Sell 5,332,389 8,286,000 CAD 8/03/21 324,600 —
Euro ............. HSBK Sell 856,770 1,334,500 CAD 8/03/21 54,674 —
Euro ............. HSBK Sell 8,960,904 1,151,306,870 JPY 8/18/21 — (126,887)
Australian Dollar .... CITI Sell 14,066,090 1,166,092,926 JPY 8/23/21 — (142,265)
Mexican Peso ...... CITI Sell 170,044,000 8,047,621 8/23/21 — (140,289)
Euro ............. CITI Sell 2,449,810 314,362,011 JPY 8/24/21 — (38,436)
Mexican Peso ...... JPHQ Sell 61,493,000 2,900,511 8/31/21 — (57,667)
Indian Rupee ...... JPHQ Buy 45,246,500 601,530 9/07/21 2,978 —
Singapore Dollar .... SCNY Sell 17,800,000 13,383,761 9/07/21 158,832 —
Indian Rupee ...... CITI Buy 43,960,600 584,621 9/08/21 2,630 —
Indian Rupee ...... JPHQ Buy 58,526,500 783,152 9/08/21 — (1,321)
Singapore Dollar .... HSBK Sell 1,617,000 1,215,378 9/08/21 13,994 —
Euro ............. DBAB Sell 1,053,299 10,839,500 SEK 9/15/21 3,424 —
Euro ............. DBAB Sell 1,057,244 11,382,500 NOK 9/15/21 86,356 —
Euro ............. DBAB Sell 2,403,033 24,422,505 SEK 9/16/21 — (27,442)
Euro ............. JPHQ Sell 7,374,346 74,475,000 NOK 9/30/21 24,321 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 61 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 3,273,700 412,993,682 JPY 10/25/21 $ — $ (118,162)
Euro ............. BOFA Sell 3,170,020 4,951,000 CAD 11/02/21 204,865 —
Euro ............. HSBK Sell 1,199,072 1,871,500 CAD 11/02/21 76,508 —
Total Forward Exchange Contracts ................................................... $5,159,807 $(8,222,380)
Net unrealized appreciation (depreciation) ............................................ $(3,062,573)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At March 31, 2021, the Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as
collateral for derivatives, as follows:
Templeton Global Bond Fund - $27,533,877
Templeton Global Total Return Fund - $9,593,782
Templeton International Bond Fund - $1,463,781
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Bond Fund – Forwards, swaps and options
Templeton Global Bond Fund – Forwards and options
Templeton Global Total Return Fund – Forwards and options
Templeton International Bond Fund – Forwards and options
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
3. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At March 31, 2021, Certain or all Funds had a portion of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Funds’ holdings. At March 31, 2021, the percentage of net assets denominated in Argentine Pesos were as follows:
Templeton Emerging Markets Bond Fund – 7.9%
Templeton Global Bond Fund – 4.9%
Templeton Global Total Return Fund – 6.7%
Templeton International Bond Fund –1.9%
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At March 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13-2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
525,840
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 ............. 12/18/13 525,840 535,528
Total Restricted Securities (Value is 2.41% of Net Assets) ............. $540,838 $535,528
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
b
K2016470219 South Africa Ltd., A ............... 2/22/11-2/01/17 $ 1,608,225 $ —
50,014,925
b
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $72 as of March 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $18,932 as of March 31, 2021.
4. Concentration of Risk
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, investments in affiliated management investment companies were as follows:
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,134,983 $3,746,826 $(6,001,300) $— $— $2,880,509 2,880,509 $20
Total Affiliated Securities .... $5,134,983 $3,746,826 $(6,001,300) $— $— $2,880,509 $20
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $1,730,879,789 $2,139,948,897 $(2,111,707,180) $— $— $1,759,121,506 1,759,121,506 $8,168
Total Affiliated Securities .... $1,730,879,789 $2,139,948,897 $(2,111,707,180) $— $— $1,759,121,506 $8,168
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $189,612,936 $645,584,140 $(433,088,194) $— $— $402,108,882 402,108,882 $1,536
Total Affiliated Securities .... $189,612,936 $645,584,140 $(433,088,194) $— $— $402,108,882 $1,536
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $110,460,274 $55,807,653 $(67,331,512) $— $— $98,936,415 98,936,415 $624
Total Affiliated Securities .... $110,460,274 $55,807,653 $(67,331,512) $— $— $98,936,415 $624

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 536,435
a
536,435
Foreign Government and Agency Securities :
Argentina ............................ — — 1,557,399 1,557,399
Chile ................................ — 2,094,094 — 2,094,094
China ............................... — 898,971 — 898,971
Colombia ............................ — 1,956,262 — 1,956,262
Ecuador ............................. — 683,935 — 683,935
Egypt ............................... — 435,342 — 435,342
Ethiopia ............................. — 369,816 — 369,816
Ghana .............................. — 981,715 — 981,715
India ................................ — 1,559,626 — 1,559,626
Indonesia ............................ — 2,676,413 — 2,676,413
Mexico .............................. — 699,976 — 699,976
Peru ................................ — 529,803 — 529,803
Senegal ............................. — 215,975 — 215,975
South Korea .......................... — 992,298 — 992,298
Sri Lanka ............................ — 867,326 — 867,326
Thailand ............................. — 975,471 — 975,471
Turkey .............................. — 404,913 — 404,913
Options purchased ....................... — 92,323 — 92,323
Short Term Investments ................... 2,880,509 558,148 155,111 3,593,768
Total Investments in Securities ........... $2,880,509 $16,992,407 $2,248,945 $22,121,861
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 270,505 $ — $ 270,505
Restricted Currency (ARS) ................. — — 30,584 30,584
Total Other Financial Instruments ......... $— $270,505 $30,584 $301,089
Receivables:
Interest (ARS) ........................... $— $— $6,099 $6,099
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 86,218 $ — $ 86,218
Forward exchange contracts ................ — 624,785 — 624,785
Swap contracts .......................... — 2 — 2
Total Other Financial Instruments ......... $— $711,005 $— $711,005
Payables:
Deferred Tax(ARS) ....................... $— $— $84 $84
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ — — 572,083,814 572,083,814
Colombia ............................ — 432,475,577 — 432,475,577
Ghana .............................. — 418,799,786 — 418,799,786
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund (continued)
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
India ................................ $ — $ 380,934,665 $ — $ 380,934,665
Indonesia ............................ — 1,611,623,392 — 1,611,623,392
Mexico .............................. — 1,633,834,891 — 1,633,834,891
Norway .............................. — 777,409,963 — 777,409,963
South Korea .......................... — 1,839,481,930 — 1,839,481,930
Supranational ......................... — 127,292,262 — 127,292,262
U.S. Government and Agency Securities ....... — 2,605,932,128 — 2,605,932,128
Options purchased ....................... — 186,520,604 — 186,520,604
Short Term Investments ................... 1,759,121,506 580,552,346 31,136,179 2,370,810,031
Total Investments in Securities ........... $1,759,121,506 $10,594,857,544 $603,219,993 $12,957,199,043
Other Financial Instruments:
Forward exchange contracts ............... — 161,200,010 — 161,200,010
Restricted Currency (ARS) ................. — — 6,480,342 6,480,342
Total Other Financial Instruments ......... $— $161,200,010 $6,480,342 $167,680,352
Receivables:
Interest (ARS) ........................... $— $— $22,285,324 $22,285,324
Liabilities:
Other Financial Instruments:
Options written .......................... — 192,692,173 — 192,692,173
Forward exchange contracts ................ — 353,902,549 — 353,902,549
Total Other Financial Instruments ......... $— $546,594,722 $— $546,594,722
Payables:
Deferred Tax(ARS) ....................... $— $— $29,715 $29,715
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ — — —
a
—
Corporate Bonds ........................ — — 86,308
a
86,308
Foreign Government and Agency Securities :
Argentina ............................ — — 99,539,239 99,539,239
Bosnia and Herzegovina ................. — 17,074 — 17,074
Colombia ............................ — 85,128,958 — 85,128,958
Ecuador ............................. — 32,312,818 — 32,312,818
Ghana .............................. — 90,966,702 — 90,966,702
India ................................ — 74,159,896 — 74,159,896
Indonesia ............................ — 192,757,382 — 192,757,382
Mexico .............................. — 145,798,220 — 145,798,220
Norway .............................. — 117,425,913 — 117,425,913
South Korea .......................... — 76,322,641 — 76,322,641
Sri Lanka ............................ — 5,035,833 — 5,035,833
Turkey .............................. — 28,480,295 — 28,480,295
U.S. Government and Agency Securities ....... — 106,957,793 — 106,957,793
Options purchased ....................... — 19,550,324 — 19,550,324
Short Term Investments ................... 402,108,882 107,677,528 4,715,993 514,502,403
Total Investments in Securities ........... $402,108,882 $1,082,591,377 $104,341,540 $1,589,041,799
Other Financial Instruments:
Forward exchange contracts ............... — 37,026,191 — 37,026,191
Restricted Currency (ARS) ................. — — 1,048,191 1,048,191
Total Other Financial Instruments ......... $— $37,026,191 $1,048,191 $38,074,382
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund (continued)
Assets:
Receivables:
Interest (ARS) ........................... $— $— $2,950,489 $2,950,489
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 19,473,248 $ — $ 19,473,248
Forward exchange contracts ................ — 51,137,873 — 51,137,873
Total Other Financial Instruments ......... $— $70,611,121 $— $70,611,121
Payables:
Deferred Tax(ARS) ....................... $— $— $4,127 $4,127
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ — — 5,908,193 5,908,193
Australia ............................. — 15,843,261 — 15,843,261
Colombia ............................ — 7,364,924 — 7,364,924
Ghana .............................. — 13,106,975 — 13,106,975
India ................................ — 11,841,153 — 11,841,153
Indonesia ............................ — 33,250,380 — 33,250,380
Mexico .............................. — 36,668,747 — 36,668,747
Norway .............................. — 16,395,073 — 16,395,073
Singapore ............................ — 15,669,056 — 15,669,056
South Korea .......................... — 71,394,589 — 71,394,589
Options purchased ....................... — 1,731,551 — 1,731,551
Short Term Investments ................... 98,936,415 18,435,958 364,965 117,737,338
Total Investments in Securities ........... $98,936,415 $241,701,667 $6,273,158 $346,911,240
Other Financial Instruments:
Forward exchange contracts ............... — 5,159,807 — 5,159,807
Restricted Currency (ARS) ................. — — 73,460 73,460
Total Other Financial Instruments ......... $— $5,159,807 $73,460 $5,233,267
Receivables:
Interest (ARS) ........................... $— $— $212,106 $212,106
Liabilities:
Other Financial Instruments:
Options written .......................... — 2,238,644 — 2,238,644
Forward exchange contracts ................ — 8,222,380 — 8,222,380
Total Other Financial Instruments ......... $— $10,461,024 $— $10,461,024
Payables:
Deferred Tax(ARS) ....................... $— $— $114 $114
a
Includes securities determined to have no value at March 31, 2021.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ....... $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ........ 507,166 — — — — — — 28,362 535,528 28,362
South Africa ....... 791
b
96 — — — (386) — 406 907
b
406
Foreign Government and
Agency Securities :
Argentina ......... 1,671,576 186,103 (308,617) — — 53,137 (154,791) 109,992 1,557,399 (35,726)
Short Term Investments . 168,276 16,549 (25,233) — — 1,893 (259) (6,114) 155,111 (6,005)
Total Investments in Securities . $2,347,809 $202,748 $(333,850) $— $— $ 54,644 $ (155,050) $ 132,646 $2,248,945 $(12,963)
Other Financial Instruments:
Restricted Currency (ARS)
$641 $575,054 $(543,966) $— $— $— $(1,098) $(47) $30,584 $(56)
Receivables:
Interest (ARS) ......
$9,213 $208,418 $(207,246) $— $— $— $(218) $(4,068) $6,099 $112
Liabilities:
Payables:
Deferred Tax (ARS) ....
$86 $— $— $— $— $— $— $(2) $84 $(2)
Investment Securities
Purchased (ARS) ......
$29,286 $— $(29,532) $— $— $— $246 $— $— $—
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities :
Argentina ......... $ 506,006,278 $ 42,856,480 $ — $— $ — $ 10,429,928 $ — $ 12,791,128 $ 572,083,814 $ 12,791,128
Short Term Investments . 32,820,953 8,704,722 (9,152,453) — — 316,791 172,264 (1,726,098) 31,136,179 (1,362,447)
Total Investments in Securities . $538,827,231 $51,561,202 $(9,152,453) $— $— $ 10,746,719 $ 172,264 $ 11,065,030 $603,219,993 $11,428,681
Other Financial Instruments:
Restricted Currency (ARS)
$106,650 $68,460,594 $(61,988,280) $— $— $— $(107,107) $8,485 $6,480,342 $7,076
Receivables:
Interest (ARS) ......
$11,892,277 $59,069,646 $(48,730,678) $— $— $— $(38,815) $92,894 $22,285,324 $521,912
Liabilities:
Payables:
Deferred Tax (ARS) ....
$30,205 $— $— $— $— $— $— $(490) $29,715 $(490)
Investment Securities
Purchased (ARS) ......
$4,882,607 $— $(4,923,501) $— $— $— $40,894 $— $— $—
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ....... $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
South Africa ....... 74,652
b
8,245 — — — 811,873 — (808,462) 86,308
b
(808,462)
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
Templeton Global Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Foreign Government and
Agency Securities :
Argentina ......... $ 88,185,397 $ 8,252,931 $ — $ — $ — $ 2,083,521 $ — $ 1,017,390 $ 99,539,239 $ 1,017,390
Short Term Investments . 4,977,605 1,229,354 (1,310,069) — — 49,392 21,721 (252,010) 4,715,993 (203,534)
Total Investments in Securities . $93,237,654 $9,490,530 $(1,310,069) $— $— $ 2,944,786 $ 21,721 $ (43,082) $104,341,540 $5,394
Other Financial Instruments:
Restricted Currency (ARS)
$5,195 $12,050,857 $(10,991,900) $— $— $— $(16,554) $593 $1,048,191 $525
Receivables:
Interest (ARS) ......
$1,629,514 $10,521,611 $(9,206,435) $— $— $— $(8,600) $14,399 $2,950,489 $69,291
Liabilities:
Payables:
Deferred Tax (ARS) ....
$4,195 $— $— $— $— $— $— $(68) $4,127 $(68)
Investment Securities
Purchased (ARS) ......
$763,524 $— $(769,919) $— $— $— $6,395 $— $— $—
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities :
Argentina ......... $ 5,206,443 $ 459,776 $ — $ — $ — $ 111,726 $ — $ 130,248 $ 5,908,193 $ 130,248
Short Term Investments . 385,343 90,585 (97,264) — — 3,874 1,463 (19,036) 364,965 (15,619)
Total Investments in Securities . $5,591,786 $550,361 $(97,264) $— $— $ 115,600 $ 1,463 $ 111,212 $6,273,158 $114,629
Other Financial Instruments:
Restricted Currency (ARS)
$408 $737,732 $(663,223) $— $— $— $(1,519) $62 $73,460 $56
Receivables:
Interest (ARS) ......
$113,485 $623,708 $(525,608) $— $— $— $(432) $953 $212,106 $4,923
Liabilities:
Payables:
Deferred Tax (ARS) ....
$116 $— $— $— $— $— $— $(2) $114 $(2)
Investment Securities
Purchased (ARS) ......
$59,932 $— $(60,434) $— $— $— $502 $— $— $—
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging
Markets Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$535,528 Discounted cash flow Discount rate
(
b
)
7.7% Decrease
Foreign Government and
Agency Securities:
Argentina
...........
1,557,399 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
155,111 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
Other Financial
Instruments:
Restricted Currency
(
ARS
)
30,584 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
d
All Other
............
7,006
e,f
Liabilities:
All Other
............
84
f
Total
...............
$2,285,544
Templeton Global Bond
Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$572,083,814 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
31,136,179 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
d
Receivables:
Interest
(
ARS
)
.........
22,285,324 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
d
All Other
............
6,480,342
f
Liabilities:
All Other
............
29,715
f
Total
...............
$631,955,944
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Global Total
Return Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$99,539,239 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
4,715,993 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
d
Receivables:
Interest
(
ARS
)
.........
2,950,489 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
d
All Other
............
1,134,499
e,f
Liabilities:
All Other
............
4,127
f
Total
...............
$108,336,093
Templeton International
Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$5,908,193 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
364,965 Market comparables Implied foreign
exchange rate
146.2 ARS/USD Decrease
d
All Other
............
285,566
f
Liabilities:
All Other
............
114
f
Total
...............
$6,558,610
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes securities determined to have no value at March 31, 2021.
f
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.